             As filed with the Securities and Exchange Commission.

                                                      '33 Act File No. 033-82370
                                                       '40 Act File No. 811-8684
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                      POST-EFFECTIVE AMENDMENT NO. 11      [x]

                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 11             [x]


                          NATIONWIDE VARIABLE ACCOUNT-6
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, Financial Statements and Part C.

It is proposed that this filing will become effective (Check appropriate space)

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485


[X]   on January 25, 2002 pursuant to paragraph of (b) of Rule 485


[ ]   60 days after filing pursuant to paragraph (a) of Rule 485

[ ]   on (date) pursuant to paragraph (a) of Rule 485

If appropriate check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-6
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                             CAPTION
--------                                                                             -------
PART A   INFORMATION REQUIRED IN A PROSPECTUS
Item 1.  Cover Page...............................................................Cover Page
Item 2.  Definitions...............................................Glossary of Special Terms
Item 3.  Synopsis or Highlights....................................Synopsis of the Contracts
Item 4.  Condensed Financial Information.....................Condensed Financial Information
Item 5.  General Description of Registrant, Depositor, and Portfolio
         Companies .............Nationwide Life Insurance Company; Investing in the Contract
Item 6.  Deductions and Expenses.............................Standard Charges and Deductions
Item 7.  General Description of Variable
         Annuity Contracts ....................Contract Ownership; Operation of the Contract
Item 8.  Annuity Period.............................................Annuitizing the Contract
Item 9.  Death Benefit........................................................Death Benefits
Item 10. Purchases and Contract Value..............................Operation of the Contract
Item 11. Redemptions..................................................Surrender (Redemption)
Item 12. Taxes ...................................................Federal Tax Considerations
Item 13. Legal Proceedings.................................................Legal Proceedings
Item 14. Table of Contents of the Statement of Additional
         Information ...........Table of Contents of the Statement of Additional Information

PART B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15. Cover Page...............................................................Cover Page
Item 16. Table of Contents.................................................Table of Contents
Item 17. General Information and History.....................General Information and History
Item 18. Services...................................................................Services
Item 19. Purchase of Securities Being Offered...........Purchase of Securities Being Offered
Item 20. Underwriters...........................................................Underwriters
Item 21. Calculation of Performance...............................Calculation of Performance
Item 22. Annuity Payments...................................................Annuity Payments
Item 23. Financial Statements...........................................Financial Statements

PART C   OTHER INFORMATION
Item 24. Financial Statements and Exhibits...........................................Item 24
Item 25. Directors and Officers of the Depositor.....................................Item 25
Item 26. Persons Controlled by or Under Common Control with
         the Depositor or Registrant.................................................Item 26
Item 27. Number of Contract Owners...................................................Item 27
Item 28. Indemnification.............................................................Item 28
Item 29. Principal Underwriter.......................................................Item 29
Item 30. Location of Accounts and Records............................................Item 30
Item 31. Management Services.........................................................Item 31
Item 32. Undertakings................................................................Item 32

                      SUPPLEMENT DATED JANUARY 25, 2002 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 6

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. ALL REFERENCES IN THE PROSPECTUS TO "NATIONWIDE SEPARATE ACCOUNT TRUST" OR "NSAT" ARE CHANGED TO "GARTMORE VARIABLE INSURANCE TRUST" AND "GVIT," RESPECTIVELY.

2.   EFFECTIVE JANUARY 25, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED
     NAMES:

    OLD UNDERLYING MUTUAL FUND NAME           NEW UNDERLYING MUTUAL FUND NAME
    -------------------------------           -------------------------------
    NSAT -- Government Bond Fund              GVIT -- Gartmore GVIT Government Bond Fund: Class I
    NSAT -- Money Market Fund                 GVIT -- Gartmore GVIT Money Market Fund: Class I

3.  THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

             (as a percentage of underlying mutual fund net assets,
                        after reimbursements and waivers)

                                                                                           Total
                                                                                         Underlying
                                                       Management    Other     12b-1     Mutual Fund
                                                          Fees     Expenses     Fees      Expenses
                                                       ----------  --------   -------    -----------
    GVIT Gartmore GVIT Government Bond Fund: Class I       0.50%     0.23%      0.00%       0.73%
    (formerly, NSAT Government Bond Fund)

    GVIT Gartmore GVIT Money Market Fund: Class I          0.39%     0.22%      0.00%       0.61%
    (formerly, NSAT Money Market Fund)

    The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

    Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. Currently, none of the underlying mutual funds assess a short-term trading fee.

4.   THE "EXAMPLE" TABLE IS MODIFIED AS FOLLOWS:

     Example The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

     The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and assumed variable account charges of 1.40%. Deductions for premium taxes are not reflected but may apply.




                             If you surrender your contract     If you do not surrender your    If you annuitize your contract
                              at the end of the applicable       contract at the end of the      at the end of the applicable
                                      time period                  applicable time period                time period
                             -----------------------------     ------------------------------   ------------------------------
                             1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.     1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.   1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                             -----  ------ ------  -------     -----  ------  ------  -------   -----  ------  ------  -------
  GVIT Gartmore GVIT           85    114    145      254         22     69     118       254      *      69     118       254
  Government Bond
  Fund: Class I (formerly,
  NSAT Government
  Bond Fund)

  GVIT Gartmore GVIT           84    110    139      241         21     65     112       241      *      65     112       241
  Money Market Fund:
  Class I (formerly, NSAT
  Money Market Fund)





     *The contracts sold under this prospectus do not permit annuitization during the first two contract years.

5. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES (IRAS)" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     - the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

6. THE FOURTH PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES (IRAS)" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

7. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "ROTH IRAS" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     - the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

8. THE "TAX SHELTERED ANNUITIES" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED TO INCLUDE THE FOLLOWING AS THE THIRD PARAGRAPH OF THE PROVISION:

     Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

9.   THE "CHARGES AND DEDUCTIONS" PROVISION IS AMENDED TO INCLUDE THE FOLLOWING:

     SHORT-TERM TRADING FEES

     Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account. Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge of such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

     Currently, none of the underlying mutual funds offered as investment options under the contract assess a short-term trading fee.

     If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

     When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

     Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

     - scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

     -    contract loans or surrenders, including CDSC-free withdrawals; or

     -    transfers made upon annuitization of the contract.

     New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

10. THE PROVISION ENTITLED "MARKET TIMING FIRMS" IS REMOVED AND THE PROVISION ENTITLED "TRANSFERS AMONG THE SUB-ACCOUNTS" IS MODIFIED TO INCLUDE THE
     FOLLOWING:

     Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

     Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

     If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

11.  THE "REQUIRED DISTRIBUTIONS" PROVISION IS MODIFIED AS FOLLOWS:

     REQUIRED DISTRIBUTIONS

     Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

     The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

     REQUIRED DISTRIBUTIONS -- GENERAL INFORMATION

     In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

     Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

     Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

     REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

     Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

     (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

          (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

     In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

          (a) the death of the annuitant will be treated as the death of a contract owner;

          (b) any change of annuitant will be treated as the death of a contract owner; and

          (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

     These distribution provisions do not apply to any contract exempt from
     Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

     The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

     REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, AND ROTH IRAS

     Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

          (a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

          (b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

    For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

    For Individual Retirement Annuities and SEP IRAs required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or SEP IRA of the contract owner.

    If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

    If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

          (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

          (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

          (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

          (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

          (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

          (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

     If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

     For Individual Retirement Annuities and SEP IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities or SEP IRAs.

     Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

12. THE LAST PARAGRAPH OF THE "NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS" PROVISION UNDER THE HEADING "FEDERAL INCOME TAXES" IS MODIFIED AS FOLLOWS:

     The non-natural person rules also do not apply to contracts that are:

     - acquired by the estate of a decedent by reason of the death of the decedent;

     - issued in connection with certain qualified retirement plans and individual retirement plans;

     - purchased by an employer upon the termination of certain qualified retirement plans;

     - immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

13.  THE LAST PARAGRAPH OF THE "WITHHOLDING" PROVISION IS MODIFIED AS FOLLOWS:

     If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

14.  THE "TAX CHANGES" PROVISION IS MODIFIED AS FOLLOWS:

     The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

     In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

     -    generally lowering federal income tax rates;

     - increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

     - increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

     -    eliminating and/or reducing the highest federal estate tax rates;

     -    increasing the estate tax credit; and

     -    for persons dying after 2009, repealing the estate tax.

     All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

15.  "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS MODIFIED AS
     FOLLOWS:

     GARTMORE VARIABLE INSURANCE TRUST

     Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

          GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I (FORMERLY, GOVERNMENT BOND
          FUND)

          Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

          GARTMORE GVIT MONEY MARKET FUND: CLASS I (FORMERLY, MONEY MARKET FUND)

          Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

                      NATIONWIDE(R) LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-6

                   The date of this prospectus is May 1, 2001.

--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits -- costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including mutual funds and other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

The following underlying mutual funds are available under the contracts:

EVERGREEN VARIABLE ANNUITY TRUST

  - Evergreen VA Foundation Fund
  - Evergreen VA Fund
  - Evergreen VA Global Leaders Fund
  - Evergreen VA Growth and Income Fund*
  - Evergreen VA Omega Fund (formerly, Evergreen VA Aggressive Growth Fund)
  - Evergreen VA Small Cap Value Fund (formerly, Evergreen VA Small Cap Equity Income Fund)
  - Evergreen VA Strategic Income Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

  - VIP High Income Portfolio*
  - VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

  - VIP II Asset Manager Portfolio
  - VIP II Contrafund(R) Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

  - VIP III Growth Opportunities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST

  - Government Bond Fund
  - Money Market Fund

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-6 may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 2001) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 36.

For general information or to obtain FREE copies of the:

  - Statement of Additional Information;
  - prospectus, annual report or semi-annual report for any underlying mutual fund; or
  - required Nationwide forms

call:        1-800-243-6295
       TDD   1-800-238-3035

or write:

      NATIONWIDE LIFE INSURANCE COMPANY
      ONE NATIONWIDE PLAZA, 1-05-P1
      COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

THIS ANNUITY:
-   IS NOT A BANK DEPOSIT
-   IS NOT FDIC INSURED
-   IS NOT INSURED OR ENDORSED BY A BANK OR
    ANY FEDERAL GOVERNMENT AGENCY
-   IS NOT AVAILABLE IN EVERY STATE
-   MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained -- each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-6, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

                               TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS........................................................

SUMMARY OF CONTRACT EXPENSES.....................................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES...........................................

EXAMPLE..........................................................................

SYNOPSIS OF THE CONTRACTS........................................................

FINANCIAL STATEMENTS.............................................................

CONDENSED FINANCIAL INFORMATION..................................................

NATIONWIDE LIFE INSURANCE COMPANY................................................

NATIONWIDE INVESTMENT SERVICES CORPORATION.......................................

TYPES OF CONTRACTS...............................................................
    Non-Qualified Contracts
    Individual Retirement Annuities (IRAs)
    Simplified Employee Pension IRAs (SEP IRAs)
    Roth IRAs
    Tax Sheltered Annuities
    Qualified Plans

INVESTING IN THE CONTRACT........................................................
    The Variable Account and Underlying Mutual Funds
    The Fixed Account

CHARGES AND DEDUCTIONS...........................................................
    Mortality and Expense Risk Charges
    Administration Charge
    Contingent Deferred Sales Charge
    Premium Taxes

CONTRACT OWNERSHIP...............................................................
    Joint Ownership
    Contingent Ownership
    Annuitant
    Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT........................................................
    Minimum Initial and Subsequent Purchase Payments
    Pricing
    Allocation of Purchase Payments
    Determining the Contract Value
    Transfers Prior to Annuitization
    Transfers After Annuitization
    Transfer Requests

RIGHT TO REVOKE..................................................................

SURRENDER (REDEMPTION)...........................................................
    Partial Surrenders (Partial Redemptions)
    Full Surrenders (Full Redemptions)
    Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE...................................................................
    Minimum & Maximum Loan Amounts
    Maximum Loan Processing Fee
    How Loan Requests are Processed
    Loan Interest
    Loan Repayment
    Distributions & Annuity Payments
    Transferring the Contract
    Grace Period & Loan Default

ASSIGNMENT.......................................................................

CONTRACT OWNER SERVICES..........................................................
    Asset Rebalancing
    Dollar Cost Averaging
    Systematic Withdrawals

ANNUITY COMMENCEMENT DATE........................................................

ANNUITIZING THE CONTRACT.........................................................
    Annuitization Date
    Annuitization
    Fixed Payment Annuity
    Variable Payment Annuity
    Exchanges Among Underlying Mutual Funds
    Frequency and Amount of Annuity Payments
    Annuity Payment Options

DEATH BENEFITS...................................................................
    Death of Contract Owner -- Non-Qualified Contracts
    Death of Annuitant -- Non-Qualified Contracts
    Death of Contract Owner/Annuitant
    How the Death Benefit Value is Determined
    Death Benefit Payment

REQUIRED DISTRIBUTIONS...........................................................
    Required Distributions for Non-Qualified Contracts
    Required Distributions for Tax Sheltered Annuities
    Required Distributions for Individual Retirement Annuities or SEP IRAs
    Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.......................................................
    Federal Income Taxes
    Withholding
    Non-Resident Aliens
    Federal Estate, Gift, and Generation Skipping Transfer Taxes
    Charge for Tax
    Diversification
    Tax Changes

STATEMENTS AND REPORTS...........................................................

LEGAL PROCEEDINGS................................................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY..................................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.........................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS...............................

APPENDIX B: CONDENSED FINANCIAL INFORMATION......................................

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contract owners unless the contract owner meets an available exception under the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of purchase payments surrendered)..............7%(1)

Range of CDSC over time:

   NUMBER OF COMPLETED
   YEARS FROM DATE OF              CDSC
    PURCHASE PAYMENT            PERCENTAGE
   -------------------          ----------
            0                       7%
            1                       6%
            2                       5%
            3                       4%
            4                       3%
            5                       2%
            6                       1%
            7                       0%


(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (a)  10% of all purchase payments made to the contract; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities.

VARIABLE ACCOUNT CHARGES(2)
(annualized rate of variable account charges as a percentage of daily net assets)


Administration Charge.........................................................0.15%
Mortality and Expense Risk Charges............................................1.25%
    Total Variable Account Charges............................................1.40%

(2) These charges do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.


MAXIMUM LOAN PROCESSING FEE.....................................................$25

Nationwide may charge a Loan Processing Fee at the time each new loan is processed. Currently, Nationwide does not assess a Loan Processing Fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

         (as a percentage of underlying mutual fund average net assets, after expense reimbursement)


                                                 MANAGEMENT   OTHER     12b-1  TOTAL MUTUAL
                                                    FEES     EXPENSES   FEES   FUND EXPENSES
                                                 ----------  --------  ------  -------------
Evergreen Variable Annuity Trust - Evergreen        0.75%      0.17%    0.00%      0.92%
VA Foundation Fund

Evergreen Variable Annuity Trust - Evergreen        0.82%      0.21%    0.00%      1.03%
VA Fund

Evergreen Variable Annuity Trust - Evergreen        0.72%      0.29%    0.00%      1.01%
VA Global Leaders Fund

Evergreen Variable Annuity Trust - Evergreen        0.81%      0.20%    0.00%      1.01%
VA Growth and Income Fund

Evergreen Variable Annuity Trust - Evergreen        0.52%      0.16%    0.00%      0.68%
VA Omega Fund (formerly, Evergreen VA
Aggressive Growth Fund)

Evergreen Variable Annuity Trust - Evergreen        0.75%      0.27%    0.00%      1.02%
VA Small Cap Value Fund (formerly, Evergreen
VA Small Cap Equity Income Fund)

Evergreen Variable Annuity Trust - Evergreen        0.55%      0.29%    0.00%      0.84%
VA Strategic Income Fund

Fidelity VIP High Income Portfolio                  0.58%      0.10%    0.00%      0.68%

Fidelity VIP Overseas Portfolio(1)                  0.72%      0.17%    0.00%      0.89%

Fidelity VIP II Asset Manager Portfolio             0.53%      0.08%    0.00%      0.61%

Fidelity VIP II Contrafund(R) Portfolio(1)          0.57%      0.09%    0.00%      0.66%

Fidelity VIP III Growth Opportunities               0.58%      0.10%    0.00%      0.68%
Portfolio(1)

NSAT - Government Bond Fund                         0.50%      0.16%    0.00%      0.66%

NSAT - Money Market Fund                            0.39%      0.16%    0.00%      0.55%

(1) Actual annual expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the Fund's prospectus for details.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                                                        Total Mutual
                                                    Management     Other       12b-1        Fund
                                                       Fees       Expenses      Fees      Expenses
                                                    ----------    --------    -------   ------------
      Evergreen Variable Annuity Trust - Evergreen     0.87%       0.21%       0.00%       1.08%
      VA Fund

      Evergreen Variable Annuity Trust - Evergreen     0.87%       0.29%       0.00%       1.16%
      VA Global Leaders Fund

      Evergreen Variable Annuity Trust - Evergreen     0.87%       0.20%       0.00%       1.07%
      VA Growth and Income Fund

      Evergreen Variable Annuity Trust - Evergreen     0.87%       0.27%       0.00%       1.14%
      VA Small Cap Value Fund (formerly, Evergreen
      VA Small Cap Equity Income Fund)

      NSAT - Government Bond Fund                      0.50%       0.23%       0.00%       0.73%

      NSAT - Money Market Fund                         0.39%       0.22%       0.00%       0.61%

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and assumed variable account charges of 1.40%. Deductions for premium taxes are not reflected but may apply.


                               If you surrender         If you do not
                             your contract at the      surrender your       If you annuitize your
                                  end of the         contract at the end     contract at the end
                                applicable time       of the applicable       of the applicable
                                    period               time period             time period
                             --------------------   ----------------------  ----------------------
                              1    3     5    10     1    3      5    10      1    3     5      10
                             Yr.  Yrs.  Yrs.  Yrs.  Yr.  Yrs.   Yrs.  Yrs.   Yr.  Yrs.  Yrs.   Yrs.
                             ---- ----  ---- -----  ---- ----   ----  ----   ---- ----  ----   ----
Evergreen Variable Annuity   87   120   155   274   24    75    128   274    *     75   128     274
Trust - Evergreen VA
Foundation Fund

Evergreen Variable Annuity   89   123   161   285   26    78    134   285    *     78   134     285
Trust - Evergreen VA Fund

Evergreen Variable Annuity   88   123   160   283   25    78    133   283    *     78   133     283
Trust - Evergreen VA
Global Leaders Fund

Evergreen Variable Annuity   90   127   167   298   27    82    140   298    *     82   140     298
Trust - Evergreen VA
Growth and Income Fund

Evergreen Variable Annuity   85   112   143   248   22    67    116   248    *     67   116     248
Trust - Evergreen VA Omega
Fund (formerly, Evergreen
VA Aggressive Growth Fund)

Evergreen Variable Annuity   88   123   160   284   25    78    133   284    *     78   133     284
Trust - Evergreen VA Small
Cap Value Fund (formerly,
Evergreen VA Small Cap
Equity Income Fund)

Evergreen Variable Annuity   87   117   151   265   24    72    124   265    *     72   124     265
Trust - Evergreen VA
Strategic Income Fund

Fidelity VIP High            85   112   143   248   22    67    116   248    *     67   116     248
Income Portfolio

Fidelity VIP Overseas        87   119   154   271   24    74    127   271    *     74   127     271
Portfolio

Fidelity VIP II Asset        84   110   139   241   21    65    112   241    *     65   112     241
Manager Portfolio

Fidelity VIP II              85   112   141   246   22    67    114   246    *     67   114     246
Contrafund(R) Portfolio

Fidelity VIP III Growth      85   112   143   248   22    67    116   248    *     67   116     248
Opportunities Portfolio

NSAT - Government Bond Fund  85   112   141   246   22    67    114   246    *     67   114     246

NSAT - Money Market Fund     83   108   136   234   20    63    109   234    *     63   109     234

* The contracts sold under this prospectus do not permit annuitizations during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract" will also mean "certificate." References to "contract owner" will also mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under the terms of the plan.

The contracts can be categorized as:

     -    Non-Qualified;

     - Individual Retirement Annuities ("IRAs") purchased with contributions rolled over or transferred from Qualified Plans, Tax Sheltered Annuities or IRAs;

     -    SEP IRAs;

     -    Roth IRAs; and

     - Tax Sheltered Annuities with contributions rolled over or transferred from another Tax Sheltered Annuity or Custodial Account.

For more detailed information with regard to the differences in contract types, please see, "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                                MINIMUM
                                INITIAL         MINIMUM
   CONTRACT                     PURCHASE      SUBSEQUENT
     TYPE                       PAYMENT        PAYMENTS
   --------                     --------      ----------
Non-Qualified                   $15,000         $1,000
IRA/SEP IRA                     $15,000         $1,000
Roth IRA                        $15,000         $1,000
Tax Sheltered Annuity           $15,000         $1,000

Subsequent purchase payments are not permitted for contracts purchased in the states of New York, Oregon, and Washington and may not be permitted in other states under certain circumstances.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administration Charge equal to an annualized rate of 0.15% of the daily net assets of the variable account. Nationwide assesses this charge for reimbursement of administrative expenses relating to contract issuance and maintenance.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value -- Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from Qualified Plans, Tax-Sheltered Annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts and other Individual Retirement Annuities, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

-   minimum participation rules;

-   top-heavy contribution rules;

-   nondiscriminatory allocation rules; and

-   requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

-  the contract is not transferable by the owner;

-  the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement that should have been received when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-6 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on February 2, 1994, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Individual Retirement Annuities, SEP IRAs, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate -- The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate -- Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate -- The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate -- From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates -- the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of to 0.15% of the daily net assets of the variable account. This charge reimburses Nationwide for administrative expenses related to the issuance and maintenance of the contracts.

If the Administration Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

                  NUMBER OF COMPLETED
                  YEARS FROM DATE OF             CDSC
                   PURCHASE PAYMENT           PERCENTAGE
                  -------------------         ----------
                           0                      7%
                           1                      6%
                           2                      5%
                           3                      4%
                           4                      3%
                           5                      2%
                           6                      1%
                           7                      0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of variable account charges, since Nationwide may generate a profit from these charges.

The maximum amount paid to selling agents on these contracts is 6.45% of purchase payments. In addition to commissions paid by Nationwide, additional forms of compensation or incentives may be paid to sales agents by the broker-dealer firm with which they are associated. Incentives may include payment for attendance at seminars, lunches, dinners, sporting events or theater performances; or payment for travel, lodging and entertainment expenses incurred with travel by sales agents and their immediate families. Sales agents may elect to receive cash incentives of equivalent amounts in lieu of such payments.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (a)  10% of all purchase payments; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     (1) upon the annuitization of contracts which have been in force for at least two years;

     (2)  upon payment of a death benefit; or

     (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account or the variable account. Sales without commissions or other standard distribution expenses can result in the waiver or reduction of CDSC.

A contract held by a Charitable Remainder Trust may withdraw without a CDSC the greater of (a) or (b), where:

     (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

     (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The contract owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the contract owner takes withdrawals prior to age 59 1/2 (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

     (1)  the time the contract is surrendered;

     (2)  annuitization; or

     (3)  such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     -    on a Nationwide form;

     -    signed by the contract owner; and

     -    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     -    joint owners can only be named for Non-Qualified Contracts;

     - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and

     - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                                      MINIMUM
                                      INITIAL      MINIMUM
      CONTRACT                       PURCHASE     SUBSEQUENT
        TYPE                          PAYMENT      PAYMENTS
      --------                       --------      ---------
Non-Qualified                        $15,000        $1,000
IRA/SEP IRA                          $15,000        $1,000
Roth IRA                             $15,000        $1,000
Tax Sheltered Annuity                $15,000        $1,000

Subsequent purchase payments are not permitted for contracts purchased in the states of New York, Oregon, and Washington and may not be permitted in other states under certain circumstances.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

- New Year's Day                        - Independence Day
- Martin Luther King, Jr. Day           - Labor Day
- Presidents' Day                       - Thanksgiving
- Good Friday                           - Christmas
- Memorial Day

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is:

     (1) the value of amounts allocated to the sub-accounts of the variable account; and

     (2)  amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value -- Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.40% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

(2)  adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account from the variable account when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privileges upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC either from:

     (a)  the amount requested; or

     (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

-   variable account charges;

-   underlying mutual fund charges;

-   the investment performance of the underlying mutual funds; and

-   amounts allocated to the fixed account and any interest credited.

A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may

     NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                              CONTRACT   MAXIMUM OUTSTANDING
                               VALUES    LOAN BALANCE ALLOWED
                              --------   --------------------
NON-ERISA PLANS                 up to     up to 80% of
                               $20,000    contract value (not
                                          more than $10,000)

                               $20,000    up to 50% of
                               and over   contract value (not
                                          more than $50,000*)

ERISA PLANS                     All       up to 50% of
                                          contract value (not
                                          more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

Salary reduction Tax Sheltered Annuity loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a Loan Processing Fee of up to $25 at the time each new loan is processed. If assessed, this fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -    the contract is surrendered;

     -    the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the Fidelity VIP High Income Portfolio, the NSAT Government Bond Fund, and the NSAT Money Market Fund to any other underlying mutual fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be less than or equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owner that wish to utilize dollar cost averaging from the fixed account should first inquire as to whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     (1) 10% of all purchase payments made to the contract as of the withdrawal date;

     (2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

     (3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

             CONTRACT OWNER'S                      PERCENTAGE OF
                   AGE                            CONTRACT VALUE
             ----------------                     --------------
             Under age 59 1/2                           5%
             Age 59 1/2 through age 61                  7%
             Age 62 through age 64                      8%
             Age 65 through age 74                     10%
             Age 75 and over                           13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

-   the age (or date) specified in your contract; or

-   the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant -- Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The death benefit value is determined as of the date Nationwide receives:

  (1) proper proof of the annuitant's death;

  (2) an election specifying the distribution method; and

  (3) any state required form(s).

The beneficiary may elect to receive the death benefit:

  (1) in a lump sum;

  (2) as an annuity; or

  (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

DEATH BENEFIT PAYMENT

For contracts issued on or after May 1, 1998 or the date on which state insurance authorities approved applicable contract modifications:

If the annuitant dies prior to his or her 86th Birthday, the dollar amount of the death benefit will be the greatest of:

  (1) the contract value;

  (2) the sum of all purchase payments, less an adjustment for amounts surrendered; or

  (3) the highest contract value as of the most recent five year contract anniversary, less an adjustment for amounts surrendered since that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies on or after his or her 86th birthday and prior to annuitization, the death benefit will equal the contract value.

For contracts issued prior to May 1, 1998 or a date prior to which state insurance authorities approved applicable contract modifications:

If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

  (1) the contract value;

  (2) the sum of all purchase payments, less amounts surrendered; or

  (3) the highest contract value as of the most recent five year contract anniversary, less amounts surrendered since that five year contract anniversary.

If the annuitant dies on or after his or her 86th birthday and prior to annuitization, the death benefit will equal the contract value.

For contracts issued on any date, if the annuitant dies after the annuitization date, any payment will be determined according to the selected annuity payment option.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to the payment of a death benefit may be subject to CDSC.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following:

     (3) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death;

     (4) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          (c) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

          (d) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

     (d) the death of the annuitant will be treated as the death of a contract owner;

     (e) any change of annuitant will be treated as the death of a contract owner; and

     (f) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and the Minimum Distribution Incidental Benefit ("MDIB") provisions of Section 401(a) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

     (c) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     (d) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
(a) or (b), the payments will begin on the required beginning date. The required beginning date is the later of:

     (a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     (b)  the annuitant's retirement date.

Provision (b) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distributions commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distribution cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity by the end of the previous calendar year by:

     (a)  the annuitant's life expectancy, or if applicable;

     (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     (a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     (b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES OR SEP IRAs

Distributions from an Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

     (a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     (b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     (a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

          (1) treat the contract as an Individual Retirement Annuity or SEP IRA established for his or her benefit; or

          (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

     (b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a) (1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities or SEP IRAs.

Individual Retirement Annuity and SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAs

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     (a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

          (1) treat the contract as a Roth IRA established for his or her benefit; or

          (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

     (b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

NEW MINIMUM REQUIRED DISTRIBUTION RULES

In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to Qualified Plans, Tax Sheltered Annuities, and IRAs. These rules are proposed to be effective for 2002 and subsequent years.

The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:

     (a) a uniform table is used to determine the contract owner/participant's life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and

     (b) if the contract owner/participant's spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.

These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.

In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner/participant's death. Under the previous proposed regulations, the designated beneficiary had to be determined no later than the required beginning date (generally, when the contract owner/participant attained age 70 1/2).

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, and custodial accounts as described in Sections 401, and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-    IRAs;

-    SEP IRAs;

-    Roth IRAs;

-    Tax Sheltered Annuities; and

-    Non-Qualified Contracts.

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is also generally applicable. The 10% penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age 59
     1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

-    the result of a contract owner's death;

- the result of a contract owner's disability, (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans; or

- purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     (2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     (2) the distribution is not includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     -    a transfer of the contract from one contract owner to another; or

     -    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     (a) an individual who is two or more generations younger than the contract owner; or

     (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

  -   the failure to diversify was accidental;

  -   the failure is corrected; and

  -   a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     -    statements showing the contract's quarterly activity;

     - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     - semi-annual reports as of June 30 containing financial statements for the variable account; and

     - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT-Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

   - precious metals;
   - real estate;
   - stocks and bonds;
   - closed-end funds;
   - bank money market deposit accounts and passbook savings;
   - CDs; and
   - the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

   - S&P 500;

   - Shearson/Lehman Intermediate Government/Corporate Bond Index;

   - Shearson/Lehman Long-Term Government/Corporate Bond Index;

   - Donoghue Money Fund Average;

   - U.S. Treasury Note Index;
   - Bank Rate Monitor National Index of
     2 1/2 Year CD Rates; and
   - Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

   - Lipper Analytical Services, Inc.,
   - CDA/Wiesenberger;
   - Morningstar;
   - Donoghue's;
   - magazines such as:
       Money;
       Forbes;
       Kiplinger's Personal Finance Magazine;
       Financial World;
       Consumer Reports;
       Business Week;
       Time;
       Newsweek;
       National Underwriter; and
       News and World Report;
   - LIMRA;
   - Value;
   - Best's Agent Guide;
   - Western Annuity Guide;
   - Comparative Annuity Reports;
   - Wall Street Journal;
   - Barron's;
   - Investor's Daily;
   - Standard & Poor's Outlook; and
   - Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return, calculated in a manner prescribed by the SEC, and nonstandardized total return. Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Nonstandardized total return, calculated similar to standardized average annual total return, shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which is used in calculating the standardized average annual total return.

If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is annualized.

The standardized average annual total return and nonstandardized total return quotations are calculated using underlying mutual fund data for the period ended December 31, 2000. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                                                                                       DATE FUND
                                                                       10 YEARS TO     ADDED TO
                                       1 YEAR TO       5 YEARS TO      12/31/00 OR     VARIABLE
        SUB-ACCOUNT OPTION              12/31/00        12/31/00      LIFE OF FUND      ACCOUNT
        ------------------             ---------       ----------     ------------     ---------
Evergreen Variable Annuity Trust        -15.57%            N/A            8.37%        03-03-97
- Evergreen VA Global Leaders Fund

Evergreen Variable Annuity Trust         -7.87%            N/A           13.29%        03-01-96
- Evergreen VA Growth and Income
Fund

Evergreen Variable Annuity Trust        -12.11%            N/A            9.86%        03-01-96
- Evergreen VA Foundation Fund

Evergreen Variable Annuity Trust        -18.59%            N/A           11.19%        03-01-96
- Evergreen VA Fund

Evergreen Variable Annuity Trust        -19.03%            N/A           13.46%        03-03-97
- Evergreen VA Omega Fund
(formerly, Evergreen VA
Aggressive Growth Fund)

Evergreen Variable Annuity Trust         12.73%            N/A           7.77.%        05/01/98
- Evergreen VA Small Cap Value
Fund (formerly, Evergreen VA
Small Cap Equity Income Fund)

Evergreen Variable Annuity Trust          8.23%            N/A            0.79%        03-03-97
- Evergreen VA Strategic Income Fund

Fidelity VIP High Income Portfolio      -28.21%            N/A           -1.29%        03-01-96

Fidelity VIP Overseas Portfolio         -25.12%            N/A            8.27%        03-01-96

Fidelity VIP II Asset Manager           -11.20%            N/A            9.17%        03-01-96
Portfolio

Fidelity VIP II Contrafund(R)           -13.67%            N/A           14.15%        02-03-97
Portfolio

Fidelity VIP III Growth                 -23.25%            N/A            5.32%        02-03-97
Opportunities Portfolio

NSAT- Government Bond Fund                4.67%            N/A            4.78%        03-01-96

NSAT- Money Market Fund                  -1.75%            N/A            3.35%        02-29-96

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                       10 YEARS OR
                                                                        DATE FUND
                                                                       AVAILABLE IN
                                                                         VARIABLE
                                        1 YEAR TO       5 YEARS TO      ACCOUNT TO     DATE FUND
        SUB-ACCOUNT OPTION              12/31/00         12/31/00        12/31/00      EFFECTIVE
        ------------------             ---------       ----------     ------------     ---------
Evergreen Variable Annuity Trust          -9.97%            N/A           9.09%         02-28-97
- Evergreen VA Global Leaders Fund

Evergreen Variable Annuity Trust          -1.63%            N/A          13.64%         03-01-96
- Evergreen VA Growth and Income
Fund

Evergreen Variable Annuity Trust          -6.25%            N/A          10.25%         03-01-96
- Evergreen VA Foundation Fund

Evergreen Variable Annuity Trust         -13.21%            N/A          11.56%         03-01-96
- Evergreen VA Fund

Evergreen Variable Annuity Trust         -13.68%            N/A          14.08%         02-28-97
- Evergreen VA Omega Fund
(formerly, Evergreen VA
Aggressive Growth Fund)

Evergreen Variable Annuity Trust          19.03%            N/A           9.25%         05-01-98
- Evergreen VA Small Cap Value
Fund (formerly, Evergreen VA
Small Cap Equity Income Fund)

Evergreen Variable Annuity Trust          -2.07%            N/A           1.69%         02-28-97
- Evergreen VA Strategic Income
Fund

Fidelity VIP High Income Portfolio       -23.55%          0.06%           6.85%         09-19-85

Fidelity VIP Overseas Portfolio          -20.24%          8.89%           6.91%         01-28-87


                                                                       10 YEARS TO
                                       1 YEAR TO       5 YEARS TO      12/31/00 OR     DATE FUND
        SUB-ACCOUNT OPTION              12/31/00        12/31/00      LIFE OF FUND     EFFECTIVE
        ------------------             ---------       ----------     ------------     ---------
Fidelity VIP II Asset Manager            -5.27%          9.61%            9.65%        02-28-97
Portfolio

Fidelity VIP II Contrafund(R)            -7.92%         16.18%           19.56%        01-03-95
Portfolio

Fidelity VIP III Growth                 -18.22%          9.07%           12.43%        01-03-95
Opportunities Portfolio

NSAT-Government Bond Fund                10.97%          4.83%            7.32%        11-08-82

NSAT-Money Market Fund                    4.55%          3.83%            5.31%        11-10-81




                   TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                          PAGE
General Information and History..............................................................1
Services.....................................................................................1
Purchase of Securities Being Offered.........................................................1
Underwriters.................................................................................2
Calculations of Performance..................................................................2
Annuity Payments.............................................................................3
Financial Statements.........................................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS
The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

EVERGREEN VARIABLE ANNUITY TRUST

The Evergreen Variable Annuity Trust ("Trust") is an open-end management investment company commonly referred to as a mutual fund. The Trust is designed to provide investors with a selection of investment alternatives which seek to provide capital growth, income and diversification through its investment series (the "Funds"). Shares of the Funds are sold to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies.

The investment adviser to the Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Global Leaders Fund, the Evergreen VA Growth and Income Fund, and the Evergreen VA Small Cap Value Fund is Evergreen Asset Management Corp., a subsidiary of First Union Corporation.

The investment adviser to the Evergreen VA Omega Fund and the Evergreen VA Strategic Income Fund is Evergreen Investment Management Company, a subsidiary of First Union Corporation.



     EVERGREEN VA FOUNDATION FUND
     Subadvisor: Lieber & Company

     Investment Objective: Seeks, in order of priority: reasonable income, conservation of capital and capital appreciation. The Fund seeks to meet its objective by investing, under normal conditions, at least 25% of its assets in debt securities and the remainder in equity securities. The equity securities that the Fund invests in will include common stocks, preferred stocks and securities convertible or exchangeable for common stocks. The Fund's fixed income portion will include corporate debt securities issued by the U.S. Treasury or by an agency or instrumentally of the U.S. government, bank obligations, and high quality commercial paper.

     EVERGREEN VA FUND
     Subadvisor: Lieber & Company Investment Objective: Seeks to achieve long-term capital growth. The Fund seeks to meet its objective by investing primarily in the common stocks of large U.S. companies.

     EVERGREEN VA GLOBAL LEADERS FUND
     Subadvisor: Lieber & Company
     Investment Objective: Seeks to provide investors with long-term capital growth. The Fund seeks to meet its objective by investing at least 65% of its assets in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. The Fund's investment advisor will screen the largest companies in major industrialized countries and the Fund will invest in the 100 best companies selected by the investment advisor based on qualitative and quantitative criteria such as high return on equity, consistent earnings growth and established market presence.

     EVERGREEN VA GROWTH AND INCOME FUND
     Subadvisor: Lieber & Company
     Investment Objective: Seeks capital growth in the value of its shares and current income. The Fund seeks to meet its objective by investing primarily in common stock and securities convertible into or exchangeable for common stocks of mid-sized U.S. companies. The Fund may also invest up to 25% of its assets in foreign securities.

     EVERGREEN VA OMEGA FUND (FORMERLY, EVERGREEN VA AGGRESSIVE GROWTH FUND) Investment Objective: Seeks long-term capital growth. The Fund seeks to meet its objective by investing primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations.

     EVERGREEN VA SMALL CAP VALUE FUND (FORMERLY, EVERGREEN VA SMALL CAP EQUITY INCOME FUND)
     Subadvisor: Lieber & Company
     Investment Objective: Seeks current income and capital growth in the value of its shares. The Fund seeks to meet its objective by investing primarily in common stocks of small U.S. companies (less than $1 billion in market capitalization). The Fund's equity securities will include common stocks and securities convertible into common stock.

     EVERGREEN VA STRATEGIC INCOME FUND
     Investment Objective: Seeks high current income from interest on debt securities and secondarily, considers potential for growth of capital in selecting securities. The Fund seeks to meet its objective by allocating its assets principally between domestic high yield, high risk bonds and debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, mortgage-backed securities and money market instruments. From time to time, the Fund may invest 100% of its assets in U.S. or foreign securities. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP HIGH INCOME PORTFOLIO
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

     - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

     - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II ASSET MANAGER PORTFOLIO
     Investment Objective: High total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

     VIP II CONTRAFUND(R) PORTFOLIO
     Investment Objective: Capital appreciation by investing primarily in companies that the FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

APPENDIX B: CONDENSED FINANCIAL INFORMATION
Accumulation unit values for an accumulation unit outstanding throughout the period.

                                                                                NUMBER OF
                                      ACCUMULATION                             ACCUMULATION
                                       UNIT VALUE   ACCUMULATION   PERCENT      UNITS AT
                                           AT       UNIT VALUE    CHANGE IN        END
             UNDERLYING                BEGINNING      AT END     ACCUMULATION    OF THE
            MUTUAL FUND                OF PERIOD     OF PERIOD    UNIT VALUE     PERIOD      YEAR
            -----------               ------------  ------------ ------------  ------------ ------
Evergreen Variable Annuity Trust -     17.085223     16.017249     -6.25%      1,136,262     2000
Evergreen VA Foundation Fund - Q/NQ    15.661734     17.085223      9.09%      6,659,257     1999
                                       14.357474     15.661734      9.08%      4,314,559     1998
                                       11.393285     14.357474     26.02%      1,876,354     1997
                                       10.000000     11.393285     13.93%      1,127,017     1996(1)

Evergreen Variable Annuity Trust -     19.546002     19.963425    -13.21%        626,024     2000
Evergreen VA Fund - Q/NQ               16.112386     19.546002     21.31%      2,699,076     1999
                                       15.352653     16.112386      4.95%      2,250,317     1998
                                       11.351897     15.352653     35.24%      1,025,353     1997
                                       10.000000     11.351897     13.52%        540,467     1996(1)

Evergreen Variable Annuity Trust -     15.505471     13.959778     -9.97%         81,422     2000
Evergreen VA Global Leaders Fund -     12.608870     15.505471     22.97%      1,295,796     1999
Q/NQ                                   10.753040     12.608870     17.26%        657,343     1998
                                       10.000000     10.753040      7.53%        168,386     1997(3)

Evergreen Variable Annuity Trust -     18.858129     18.539769     -1.69%        962,806     2000
Evergreen VA Growth and Income Fund    16.130864     18.858129     16.91%      3,912,045     1999
- Q/NQ                                 15.614450     16.130864      3.31%      3,346,944     1998
                                       11.759862     15.614450     32.78%      1,612,407     1997
                                       10.000000     11.759862     17.60%        822,466     1996(1)

Evergreen Variable Annuity Trust -     19.198916     16.571677    -13.68%        111,768     2000
Evergreen VA Omega Fund (formerly,     13.224364     19.198916     45.18%      1,169,600     1999
Evergreen VA Aggressive Growth         10.970866     13.224364     20.54%        202,778     1998
Fund) - Q/NQ                           10.000000     10.970866      9.71%         69,198     1997(3)

Evergreen Variable Annuity Trust -     19.980000     17.489542    -12.46%        100,000     2000
Evergreen VA Omega Fund (formerly,     13.570000     19.980000     47.24%        100,000     1999
Evergreen VA Aggressive Growth         11.100000     13.570000     22.25%        100,000     1998
Fund) - Initial Funding by             10.000000     11.100000     11.00%        100,000     1997(3)
Depositor

Evergreen Variable Annuity Trust -     10.633805     12.206031     14.79%         11,094     2000
Evergreen VA Small Cap Value Fund       9.623143     10.633805     10.50%        363,224     1999
(formerly, Evergreen VA Small Cap      10.000000     9.623143      -3.77%        136,157     1998(4)
Equity Income Fund) - Q/NQ

Evergreen Variable Annuity Trust -     10.886886     12.672915     16.41%        100,000     2000
Evergreen VA Small Cap Value Fund       9.714315     10.886886     12.07%        100,000     1999
(formerly, Evergreen VA Small Cap      10.000000      9.714315     -2.86%        100,000     1998(4)
Equity Income Fund) - Initial
Funding by Depositor

Evergreen Variable Annuity Trust -     10.889649     10.663896     -2.07%         39,067     2000
Evergreen VA Strategic Income Fund     10.866478     10.889649      0.21%      1,655,359     1999
- Q/NQ                                 10.405791     10.866478      4.43%        926,480     1998
                                       10.000000     10.405791      4.06%        110,712     1997(3)

CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                         NUMBER OF
                                              ACCUMULATION                             ACCUMULATION
                                               UNIT VALUE   ACCUMULATION   PERCENT       UNITS AT
                                                   AT       UNIT VALUE    CHANGE IN        END
             UNDERLYING                        BEGINNING      AT END     ACCUMULATION    OF THE
            MUTUAL FUND                        OF PERIOD     OF PERIOD    UNIT VALUE     PERIOD      YEAR
            -----------                       ------------  ------------ ------------  -----------  ------
Fidelity VIP High Income Portfolio - Q/NQ      12.623913     9.650435      -23.55%      120,662      2000
                                               11.837723    12.623913        6.64%      159,811      1999
                                               12.549013    11.837723       -5.67%      176,459      1998
                                               10.816268    12.549013       16.02%      164,213      1997
                                               10.000000    10.816268        8.16%      103,878      1996(1)

Fidelity VIP Overseas Portfolio - Q/NQ         18.736556    14.945049      -20.24%      187,863      2000
                                                13.23057    18.736556       40.63%      196,404      1999
                                               11.984120    13.323057       11.17%      218,536      1998
                                               10.895270    11.984120        9.99%      222,060      1997
                                               10.000000    10.895270        8.95%      121,959      1996(1)

Fidelity VIP II Asset Manager                  16.412859    15.548451       -5.27%      120,914      2000
Portfolio - Q/NQ                               14.983855    16.412859        9.54%      140,724      1999
                                               13.208527    14.983855       13.44%      143,963      1998
                                               11.103069    13.208527       18.96%    1,457,379      1997
                                               10.000000    11.103069       11.03%      109,866      1996(1)

Fidelity VIP II Contrafund(R)                  18.593650    17.120362       -7.92%      229,838      2000
Portfolio - Q/NQ                               15.176535    18.593650       22.52%      193,438      1999
                                               11.841787    15.176535       28.16%      138,427      1998
                                               10.000000    11.841787       18.42%      100,747      1997(2)

Fidelity Variable Insurance                    15.407270    12.599691      -18.22%      219,974      2000
Products Fund III - VIP III Growth             14.985858    15.407270        2.81%      238,024      1999
Opportunities Portfolio- Q/NQ                  12.196412    14.985852       22.87%      213,598      1998
                                               10.000000    12.196412       21.96%      123,793      1997(2)

NSAT - Government Bond                         11.536586    12.802365       10.97%       63,371      2000
Fund - Q/NQ                                    11.981662    11.536586       -3.71%      109,519      1999
                                               11.157782    11.981662        7.38%      114,509      1998
                                               10.318689    11.157782        8.13%       26,019      1997
                                               10.000000    10.318689        3.19%       20,973      1996(1)

NSAT - Money Market                            11.472786    11.994815        4.55%      132,529      2000
Fund - Q/NQ*                                   11.097664    11.472786        3.38%      698,371      1999
                                               10.691554    11.097664        3.80%      479,571      1998
                                               10.301567    10.691554        3.79%      160,096      1997
                                               10.000000    10.301567        3.02%      114,081      1996(1)


* The 7-day yield on the NSAT - Money Market Fund as of December 31, 2000 was 4.71%.


(1) This product first became effective on February 28, 1996. Consequently, the Condensed Financial Information for 1996 reflects the reporting period from February 28, 1996 through December 31, 1996.

(2) These underlying mutual funds were added to the variable account on February 3, 1997. Consequently, the Condensed Financial Information reflects the reporting period from February 3, 1997 through December 31, 1997.

(3) These underlying mutual funds were added to the variable account on March 3, 1997. Consequently, the Condensed Financial Information reflects the reporting period from March 3, 1997 through December 31, 1997.

(4) This underlying mutual fund was added to the variable account on May 1, 1998. Consequently, the Condensed Financial Information reflects the reporting period from May 1, 1998 through December 31, 1998.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2001

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY

                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-6


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 182008, Columbus, Ohio 43218-2008, or calling 1-800-240-5054, TDD
1-800-238-3035.

                                TABLE OF CONTENTS

                                                                                    PAGE
General Information and History.......................................................1
Services..............................................................................1
Purchase of Securities Being Offered..................................................1
Underwriters..........................................................................2
Calculation of Performance............................................................2
Annuity Payments......................................................................3
Financial Statements..................................................................4

GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-6 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies and all of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $111 billion as of December 31, 2000.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.

The audited financial statements of Nationwide Life Insurance Company and Nationwide Variable Account--6 have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG LLP are located at Two Nationwide Plaza, Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts are sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2000, 1999 and 1998, no underwriting commissions have been paid by Nationwide to NISC.

CALCULATIONS OF PERFORMANCE


Any current yield quotations of the GVIT -- Gartmore GVIT Money Market Fund:
Class I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 2000, the GVIT -- Gartmore GVIT Money Market Fund: Class I's seven-day current unit value yield was 4.71%. The GVIT -- Gartmore GVIT Money Market Fund: Class I's seven-day effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the fund. At December 31, 2000, the seven-day effective yield was 4.82%.

The GVIT -- Gartmore GVIT Money Market Fund: Class I's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the GVIT -- Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the GVIT -- Gartmore GVIT Money Market Fund: Class I's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT -- Gartmore GVIT Money Market Fund: Class I is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

Standardized average annual total return reflects the deduction of a variable account charges of 1.40%. The redeemable value also reflects the effect of any applicable CDSC that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized. The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both the standardized average annual return and the nonstandardized average annual total return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account for standardized average annual returns, or the date the underlying mutual fund has been in existence for nonstandardized average annual total returns, if the mutual fund has not been available in the variable account or in existence for one of the prescribed periods. Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, would not be considered a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-6:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP
Columbus, Ohio
February 16, 2001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                         NATIONWIDE VARIABLE ACCOUNT-6

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000


ASSETS:

   Investments at fair value:

      Evergreen - VA Blue Chip Fund (EvBlCh)
         190,630 shares (cost $1,758,817)...................................................................... $ 1,706,142

      Evergreen - VA Capital Growth Fund (EvCapG)
         75,942 shares (cost $1,199,677).......................................................................   1,247,727

      Evergreen - VA Equity Index Fund (EvEIx)
         1,789,022 shares (cost $19,897,116)...................................................................  18,426,928

      Evergreen - VA Foundation Fund (EvFound)
         9,255,303 shares (cost $131,472,740).................................................................. 135,127,418

      Evergreen - VA Fund (EvFund)
         3,160,496 shares (cost $49,895,041)...................................................................  47,281,019

      Evergreen - VA Global Leaders Fund (EvGloLead)
         2,079,187 shares (cost $28,473,508)...................................................................  29,940,288

      Evergreen - VA Growth and Income Fund (EvGrInc)
         4,533,181 shares (cost $70,647,566)...................................................................  74,616,162

      Evergreen - VA International Growth Fund (EvIntGr)
         693,000 shares (cost $7,740,390)......................................................................   7,983,363

      Evergreen - VA Masters Fund (EvMasters)
         3,342,953 shares (cost $37,975,993)...................................................................  37,073,354

      Evergreen - VA Omega Fund (EvOmega)
         4,382,665 shares (cost $87,368,630)...................................................................  74,373,810

      Evergreen - VA Small Cap Value Fund (EvSmCapV)
         784,500 shares (cost $7,951,091)......................................................................   9,178,650

      Evergreen - VA Special Equity Fund (EvSpEq)
         52,075 shares (cost $560,698).........................................................................     552,511

      Evergreen - VA Strategic Income Fund (EvStratInc)
         1,856,916 shares (cost $18,988,546)...................................................................  16,730,818

      Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)
         142,349 shares (cost $1,725,000)......................................................................   1,164,412

      Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         140,448 shares (cost $2,813,760)......................................................................   2,807,560

      Fidelity VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM)
         117,498 shares (cost $1,934,669)......................................................................   1,879,960

      Fidelity VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)
         165,746 shares (cost $3,982,696)......................................................................   3,934,801

      Fidelity VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
         156,231 shares (cost $3,142,927)...................................................................      2,771,531

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         70,919 shares (cost $809,644)......................................................................        811,314

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         8,297,804 shares (cost $8,297,804).................................................................      8,297,804
                                                                                                               ------------
            Total investments...............................................................................    475,905,572

      Accounts receivable...................................................................................        -
                                                                                                               ------------
            Total assets....................................................................................    475,905,572
Accounts payable............................................................................................         39,617
                                                                                                               ------------
Contract owners' equity (note 4)                                                                              $ 475,865,955
                                                                                                                ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000


                                                            Total          EvBlCh          EvCapG           EvElx          EvFound

Investment activity:
  Reinvested dividends.......................        $    6,135,240           3,795               -         181,781       2,177,026
  Mortality and expense risk charges (note 2)            (6,018,234)         (2,930)         (1,700)       (184,730)     (1,799,725)
                                                     --------------  --------------  --------------  --------------   -------------
    Net investment activity..................               117,006             865          (1,700)         (2,949)        377,301
                                                     --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual funds shares sold.....            28,939,078          44,007              27         114,830       2,118,886
  Cost of mutual fund shares sold............           (24,561,437)        (46,420)            (26)       (110,405)     (1,344,544)
                                                     --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments......             4,377,641          (2,413)              1           4,425         774,342
  Change in unrealized gain (loss)
    on investments...........................           (57,845,848)        (52,676)         48,050      (1,760,392)    (10,236,159)
                                                     --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments...........           (53,468,207)        (55,089)         48,051      (1,755,967)     (9,461,817)
                                                     --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...................            11,296,495               -               -          23,184         689,542
                                                     --------------  --------------  --------------  --------------   -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations..             $  (42,054,706)        (54,224)         46,351      (1,735,732)     (8,394,974)
                                                     ==============  ==============  ==============  ==============   =============


                                                          EvFund          EvGloLead        EvGrInc

Investment activity:
  Reinvested dividends.......................        $       99,233         141,605          76,416
  Mortality and expense risk charges (note 2)              (731,720)       (366,281)     (1,038,393)
                                                     --------------  --------------  --------------
    Net investment activity..................              (632,487)       (224,676)       (961,977)
                                                     --------------  --------------  --------------

  Proceeds from mutual funds shares sold.....             4,252,169         686,140       4,970,641
  Cost of mutual fund shares sold............            (2,974,351)       (501,960)     (3,086,515)
                                                     --------------  --------------  --------------
    Realized gain (loss) on investments......             1,277,818         184,180       1,884,126
  Change in unrealized gain (loss)
    on investments...........................            (8,691,925)     (2,448,562)     (5,985,558)
                                                     --------------  --------------  --------------
    Net gain (loss) on investments...........            (7,414,107)     (2,264,382)     (4,101,432)
                                                     --------------  --------------  --------------
  Reinvested capital gains...................               899,121               -       3,935,697
                                                     --------------  --------------  --------------
     Net increase (decrease) in contract owners'
      equity resulting from operations.......        $   (7,147,473)     (2,489,058)     (1,127,712)
                                                     ==============  ==============  ==============


                                                          EvIntGr        EvMasters        EvOmega        EvSmCapV         EvSpEq
Investment activity:
  Reinvested dividends.......................        $       39,338               -          41,554          74,578               -
  Mortality and expense risk charges (note 2)               (69,573)       (335,802)       (844,559)        (81,143)         (1,022)
                                                     --------------  --------------  --------------  --------------   -------------
    Net investment activity..................               (30,235)       (335,802)       (803,005)         (6,565)         (1,022)
                                                     --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual funds shares sold.....               171,524          14,880         372,941         308,124              21
  Cost of mutual fund shares sold............              (132,470)        (12,302)       (190,890)       (278,752)            (23)
                                                     --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments......                39,054           2,578         182,051          29,372              (2)
  Change in unrealized gain (loss)
    on investments...........................              (581,940)     (4,461,775)    (18,649,730)      1,042,416          (8,187)
                                                     --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments...........              (542,886)     (4,459,197)    (18,467,679)      1,071,788          (8,189)
                                                     --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...................               131,046       2,966,024       1,495,830               -               -
                                                     --------------  --------------  --------------  --------------   -------------
     Net increase (decrease) in contract owners'
       equity resulting from operations......        $     (442,075)     (1,828,975)    (17,774,854)      1,065,223          (9,211)
                                                     ==============  ==============  ==============  ==============   =============


                                                       EvStratInc        FidVIPHI        FidVIPOv
Investment activity:
  Reinvested dividends.......................        $    2,481,606         130,479          49,734
  Mortality and expense risk charges (note 2)              (240,257)        (24,342)        (46,262)
                                                     --------------  --------------  --------------
    Net investment activity..................             2,241,349         106,137           3,472
                                                     --------------  --------------  --------------

  Proceeds from mutual funds shares sold.....             3,218,329         488,409         521,375
  Cost of mutual fund shares sold............            (3,429,074)       (633,514)       (405,185)
                                                     --------------  --------------  --------------
    Realized gain (loss) on investments......              (210,745)       (145,105)        116,190
  Change in unrealized gain (loss)
    on investments...........................            (2,411,716)       (392,713)     (1,161,994)
                                                     --------------  --------------  --------------
    Net gain (loss) on investments...........            (2,622,461)       (537,818)     (1,045,804)
                                                     --------------  --------------  --------------
  Reinvested capital gains...................                     -               -         313,190
                                                     --------------  --------------  --------------
     Net increase (decrease) in contract owners'
       equity resulting from operations......        $     (381,112)       (431,681)       (729,142)
                                                     ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000


                                                        FidVIPAM        FidVIPCon      FidVIPGrOp       NSATGvtBd       NSATMyMkt

Investment activity:
  Reinvested dividends.......................        $       72,560          12,644          41,986          58,562         452,343
  Mortality and expense risk charges (note 2)               (28,889)        (54,674)        (43,897)        (14,063)       (108,272)
                                                     --------------  --------------  --------------  --------------   -------------
    Net investment activity..................                43,671         (42,030)         (1,911)         44,499         344,071
                                                     --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual funds shares sold.....               696,348         609,894         591,492         973,835       8,785,206
  Cost of mutual fund shares sold............              (661,004)       (473,215)       (476,238)     (1,019,343)     (8,785,206)
                                                     --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments......                35,344         136,679         115,254         (45,508)              -
  Change in unrealized gain (loss)
    on investments...........................              (349,243)       (879,602)       (958,631)         94,489               -
                                                     --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments...........              (313,899)       (742,923)       (843,377)         48,981               -
                                                     --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...................               170,947         458,984         212,930               -               -
                                                     --------------  --------------  --------------  --------------   -------------
     Net increase (decrease) in contract owners'
       equity resulting from operations......        $      (99,281)       (325,969)       (632,358)         93,480         344,071
                                                     ==============  ==============  ==============  ==============   =============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNER'S EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                            Total                              EvBlCh
                                                      2000            1999           2000           1999
Investment activity:
  Net investment income..................      $      117,006        (210,874)            865               -
  Realized gain (loss) on investments....           4,377,641       5,533,152          (2,413)              -
  Change in unrealized gain (loss)
    on investments.......................         (57,845,848)     30,906,462         (52,676)              -
  Reinvested capital gains...............          11,296,495       8,527,021               -               -
                                               --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................         (42,054,706)     44,755,761         (54,224)              -
                                               --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................         191,590,562     134,498,291       1,322,995               -
  Transfers between funds................                   -               -         447,580               -
  Redemptions............................         (32,741,908)    (29,204,207)        (10,209)              -
  Annuity benefits ......................                   -        (621,637)              -               -
  Annual contract maintenance charges
    (note 2).............................                   -               -               -               -
  Contingent deferred sales charges
    (note 2).............................            (877,199)              -               -               -
  Adjustments to maintain reserves.......              13,127          38,982               -               -
                                               --------------  --------------  --------------  --------------
      Net equity transactions............         157,984,582     104,711,429       1,760,366               -
                                               --------------  --------------  --------------  --------------

Net change in contract owners' equity....         115,929,876     149,467,190       1,706,142               -
Contract owners' equity beginning
  of period..............................         359,936,079     210,468,889               -               -
                                               --------------  --------------  --------------  --------------
Contract owners' equity end of period....      $  475,865,955     359,936,079       1,706,142               -
                                               ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................          21,311,113      13,168,801               -               -
                                               --------------  --------------  --------------  --------------
  Units purchased........................          14,866,785      11,343,205         190,145               -
  Units redeemed.........................          (5,139,492)     (3,200,893)         (1,445)              -
                                               --------------  --------------  --------------  --------------
  Ending units...........................          31,038,406      21,311,113         188,700               -
                                               ==============  ==============  ==============  ==============


                                                              EvCapG                          EvElx
                                                       2000           1999           2000                1999
Investment activity:
  Net investment income..................             (1,700)               -          (2,949)         (3,710)
  Realized gain (loss) on investments....                  1                -           4,425             814
  Change in unrealized gain (loss)
    on investments.......................             48,050                -      (1,760,392)        290,204
  Reinvested capital gains...............                  -                -          23,184           8,821
                                               -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................             46,351                -      (1,735,732)        296,129
                                               -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................          1,042,016                -      13,760,407       2,716,711
  Transfers between funds................            159,728                -       1,940,865       2,015,594
  Redemptions............................               (367)               -        (529,016)        (35,186)
  Annuity benefits ......................                  -                -               -            (844)
  Annual contract maintenance charges
    (note 2).............................                  -                -               -               -
  Contingent deferred sales charges
    (note 2).............................                  -                -         (13,594)              -
  Adjustments to maintain reserves.......                 (1)               -           1,725          10,398
                                               -------------   --------------  --------------  --------------
      Net equity transactions............          1,201,376                -      15,160,387       4,706,673
                                               -------------   --------------  --------------  --------------

Net change in contract owners' equity....          1,247,727                -      13,424,655       5,002,802
Contract owners' equity beginning
  of period..............................                  -                -       5,002,802               -
                                               -------------   --------------  --------------  --------------
Contract owners' equity end of period....      $   1,247,727                -      18,427,457       5,002,802
                                               =============   ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................                  -                -         439,545               -
                                               -------------   --------------  --------------  --------------
  Units purchased........................            114,796                -       1,474,088         445,237
  Units redeemed.........................                (40)               -        (107,232)         (5,692)
                                               -------------   --------------  --------------  --------------
  Ending units...........................            114,756                -       1,806,401         439,545
                                               =============   ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                               EvFound                         EvFund
                                                       2000            1999            2000            1999

Investment activity:
  Net investment income..................       $      377,301         720,275        (632,487)       (291,947)
  Realized gain (loss) on investments....              774,342         791,909       1,277,818       1,814,777
  Change in unrealized gain (loss)
    on investments.......................          (10,236,159)      7,234,104      (8,691,925)      3,674,261
  Reinvested capital gains...............              689,542         198,134         899,121       3,898,701
                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................           (8,394,974)      8,944,422      (7,147,473)      9,095,792
                                                --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................           45,314,778      46,265,474      10,388,416      14,204,940
  Transfers between funds................           (5,616,270)     (1,581,847)     (4,370,396)     (3,198,407)
  Redemptions............................           (9,692,816)     (8,857,380)     (4,229,415)     (5,182,813)
  Annuity benefits ......................                    -        (199,602)              -         (97,994)
  Annual contract maintenance charges
    (note 2).............................                    -               -               -               -
  Contingent deferred sales charges
    (note 2).............................             (258,231)              -        (116,234)              -
  Adjustments to maintain reserves.......                4,819             387           1,739            (213)
                                                --------------  --------------  --------------  --------------
      Net equity transactions............           29,752,280      35,627,032       1,674,110       5,725,513
                                                --------------  --------------  --------------  --------------

Net change in contract owners' equity....           21,357,306      44,571,454      (5,473,363)     14,821,305
Contract owners' equity beginning
  of period..............................          113,774,890      69,203,436      52,756,145      37,934,840
                                                --------------  --------------  --------------  --------------
Contract owners' equity end of period....       $  135,132,196     113,774,890      47,282,782      52,756,145
                                                ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................            6,659,257       4,314,559       2,699,076       2,250,317
                                                --------------  --------------  --------------  --------------
  Units purchased........................            2,890,445       3,113,826         602,163         901,902
  Units redeemed.........................           (1,113,031)       (769,128)       (513,902)       (453,143)
                                                --------------  --------------  --------------  --------------
  Ending units...........................            8,436,671       6,659,257       2,787,337       2,699,076
                                                ==============  ==============  ==============  ==============

                                                             EvGloLead                         EvGrinc
                                                      2000            1999             2000            1999

Investment activity:
  Net investment income..................            (224,676)         (97,944)       (961,977)       (596,189)
  Realized gain (loss) on investments....             184,180          647,782       1,884,126       1,780,605
  Change in unrealized gain (loss)
    on investments.......................          (2,448,562)       2,929,610      (5,985,558)      5,709,832
  Reinvested capital gains...............                   -                -       3,935,697       3,657,343
                                                -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................          (2,489,058)       3,479,448      (1,127,712)     10,551,591
                                                -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................          13,971,018        8,792,541      13,341,582      18,028,055
  Transfers between funds................              28,711          851,675      (5,358,315)     (3,768,754)
  Redemptions............................          (1,619,270)      (2,583,521)     (5,876,527)     (6,559,622)
  Annuity benefits ......................                   -          (30,441)              -        (145,015)
  Annual contract maintenance charges
    (note 2).............................                   -                -               -               -
  Contingent deferred sales charges
    (note 2).............................             (43,036)               -        (136,699)              -
  Adjustments to maintain reserves.......                 918               53           2,630            (298)
                                                -------------   --------------  --------------  --------------
      Net equity transactions............          12,338,341        7,030,307       1,972,671       7,554,366
                                                -------------   --------------  --------------  --------------

Net change in contract owners' equity....           9,849,283       10,509,755         844,959      18,105,957
Contract owners' equity beginning
  of period..............................          20,091,928        9,582,173      73,773,849      55,667,892
                                                -------------   --------------  --------------  --------------
Contract owners' equity end of period....       $  29,941,211       20,091,928      74,618,808      73,773,849
                                                =============   ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning Units........................           1,295,795          657,343       3,912,045       3,346,943
                                                -------------   --------------  --------------  --------------
  Units purchased........................           1,081,007          775,124         791,143       1,155,091
  Units redeemed.........................            (231,982)        (136,672)       (678,391)       (589,989)
                                                -------------   --------------  --------------  --------------
  Ending units...........................           2,144,820        1,295,795       4,024,797       3,912,045
                                                =============   ==============  ==============  ==============


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                        EvintGr                        EvMasters
                                                 2000            1999            2000            1999
Investment activity:
  Net investment income..................       $      (30,235)         21,702        (335,802)        (78,145)
  Realized gain (loss) on investments....               39,054          41,664           2,578          21,010
  Change in unrealized gain (loss)
    on investments.......................             (581,940)        855,427      (4,461,775)      3,559,136
  Reinvested capital gains...............              131,046          28,914       2,966,024         227,368
                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................             (442,075)        947,707      (1,828,975)      3,729,369
                                                --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................            4,214,886       1,347,355      18,854,409      14,110,206
  Transfers between funds................              734,798         (32,232)      2,242,279       1,297,990
  Redemptions............................             (178,060)        (26,285)     (1,066,460)       (228,112)
  Annuity benefits ......................                    -          (1,035)              -          (6,772)
  Annual contract maintenance charges
    (note 2).............................                    -               -               -               -
  Contingent deferred sales charges
    (note 2).............................               (5,894)              -         (30,697)              -
  Adjustments to maintain reserves.......                  140              44             693              97
                                                --------------  --------------  --------------  --------------
      Net equity transactions............            4,765,870       1,287,847      20,000,224      15,173,409
                                                --------------  --------------  --------------  --------------

Net change in contract owners' equity....            4,323,795       2,235,554      18,171,249      18,902,778
Contract owners' equity beginning
  of period..............................            3,659,716       1,424,162      18,902,778               -
                                                --------------  --------------  --------------  --------------
Contract owners' equity end of period....       $    7,983,511       3,659,716      37,074,027      18,902,778
                                                ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................              185,518          51,940       1,095,596               -
                                                --------------  --------------  --------------  --------------
  Units purchased........................              438,205         163,378       1,709,646       1,113,308
  Units redeemed.........................              (46,273)        (29,800)       (139,464)        (17,712)
                                                --------------  --------------  --------------  --------------
  Ending units...........................              577,450         185,518       2,665,778       1,095,596
                                                ==============  ==============  ==============  ==============


                                                       EvOmega                         EvSmCapV
                                                 2000            1999             2000            1999
Investment activity:
  Net investment income..................            (803,005)        (108,620)         (6,565)         (1,482)
  Realized gain (loss) on investments....             182,051          129,108          29,372           3,260
  Change in unrealized gain (loss)
    on investments.......................         (18,649,730)       4,895,321       1,042,416         184,094
  Reinvested capital gains...............           1,495,830                -               -         199,108
                                                -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................         (17,774,854)       4,915,809       1,065,223         384,980
                                                -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................          59,608,579       12,221,252       3,311,195       2,265,039
  Transfers between funds................          10,870,274        3,830,432         145,769         150,571
  Redemptions............................          (2,701,330)        (527,899)       (307,960)       (156,174)
  Annuity benefits ......................                   -          (21,649)              -          (6,643)
  Annual contract maintenance charges
    (note 2).............................                   -                -               -               -
  Contingent deferred sales charges
    (note 2).............................             (81,772)               -          (9,594)              -
  Adjustments to maintain reserves.......                 976           (3,503)           (617)         31,679
                                                -------------   --------------  --------------  --------------
      Net equity transactions............          67,696,727       15,498,633       3,138,794       2,284,472
                                                -------------   --------------  --------------  --------------

Net change in contract owners' equity....          49,921,873       20,414,442       4,204,017       2,669,452
Contract owners' equity beginning
  of period..............................          24,453,052        4,038,610       4,951,142       2,281,690
                                                -------------   --------------  --------------  --------------
Contract owners' equity end of period....          74,374,925       24,453,052       9,155,159       4,951,142
                                                =============   ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................           1,269,600                -         363,223         136,157
                                                -------------   --------------  --------------  --------------
  Units purchased........................           3,729,417        1,324,441         358,977         274,335
  Units redeemed.........................            (616,481)         (54,841)        (75,974)        (47,269)
                                                -------------   --------------  --------------  --------------
  Ending units...........................           4,382,536        1,269,600         646,226         363,223
                                                =============   ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                        EvSpEq                        EvStratInc
                                                 2000            1999            2000            1999


Investment activity:
  Net investment income..................       $       (1,022)              -       2,241,349        (203,618)
  Realized gain (loss) on investments....                   (2)              -        (210,745)         56,978
  Change in unrealized gain (loss)
    on investments.......................               (8,187)              -      (2,411,716)        275,154
  Reinvested capital gains...............                    -               -               -               -
                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................               (9,211)              -        (381,112)        128,514
                                                --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................              398,267               -       3,367,074       9,944,768
  Transfers between funds................              163,637               -      (2,423,833)       (778,833)
  Redemptions............................                 (181)              -      (1,805,390)     (2,404,082)
  Annuity benefits ......................                    -               -               -         (46,706)
  Annual contract maintenance charges
    (note 2).............................                    -               -               -               -
  Contingent deferred sales charges
    (note 2).............................                    -               -         (52,209)              -
  Adjustments to maintain reserves.......                    1               -             631              (4)
                                                --------------  --------------  --------------  --------------
      Net equity transactions............              561,724               -        (913,727)      6,715,143
                                                --------------  --------------  --------------  --------------

Net change in contract owners' equity....              552,513               -      (1,294,839)      6,843,657
Contract owners' equity beginning
  of period..............................                    -               -      18,026,279      11,182,622
                                                --------------  --------------  --------------  --------------
Contract owners' equity end of period....       $      552,513               -      16,731,440      18,026,279
                                                ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................                    -               -       1,655,359         926,480
                                                --------------  --------------  --------------  --------------
  Units purchased........................               62,051               -         382,468       1,027,012
  Units redeemed.........................                  (28)              -        (468,848)       (298,133)
                                                --------------  --------------  --------------  --------------
  Ending units...........................               62,023               -       1,568,979       1,655,359
                                                ==============  ==============  ==============  ==============


                                                      FidVIPHI                         FidVIPOv
                                                2000            1999             2000            1999


Investment activity:
  Net investment income..................             106,137          162,737           3,472          2,625
  Realized gain (loss) on investments....            (145,105)         (37,138)        116,190          57,041
  Change in unrealized gain (loss)
    on investments.......................            (392,713)           3,757      (1,161,994)        948,170
  Reinvested capital gains...............                   -            7,214         313,190          71,996
                                                -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................            (431,681)         136,570        (729,142)      1,079,832
                                                -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................              28,128          122,043          78,678          33,812
  Transfers between funds................            (155,768)        (182,540)        120,278        (238,092)
  Redemptions............................            (291,094)        (143,934)       (336,101)       (104,841)
  Annuity benefits ......................                   -           (3,570)              -          (2,597)
  Annual contract maintenance charges
    (note 2).............................                   -                -               -               -
  Contingent deferred sales charges
    (note 2).............................              (2,616)               -          (6,058)              -
  Adjustments to maintain reserves.......                  32               10              31             253
                                                -------------   --------------  --------------  --------------
      Net equity transactions............            (421,318)        (207,991)       (143,172)       (311,465)
                                                -------------   --------------  --------------  --------------

Net change in contract owners' equity....            (852,999)         (71,421)       (872,314)        768,367
Contract owners' equity beginning
  of period..............................           2,017,440        2,088,861       3,679,935       2,911,568
                                                -------------   --------------  --------------  --------------
Contract owners' equity end of period....       $   1,164,441        2,017,440       2,807,621       3,679,935
                                                =============   ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................             159,809          176,458         196,404         218,536
                                                -------------   --------------  --------------  --------------
  Units purchased........................               5,041           14,110          22,309           4,900
  Units redeemed.........................             (44,189)         (30,759)        (30,850)        (27,032)
                                                -------------   --------------  --------------  --------------
  Ending units...........................             120,661          159,809         187,863         196,404
                                                =============   ==============  ==============  ==============

                                                                    (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                              FidVIPAM                        FidVIPCon
                                                         2000            1999            2000            1999
Investment activity:
  Net investment income..................       $       43,671          40,471         (42,030)        (27,600)
  Realized gain (loss) on investments....               35,344          32,989         136,679          88,018
  Change in unrealized gain (loss)
    on investments.......................             (349,243)         39,345        (879,602)        455,787
  Reinvested capital gains...............              170,947          90,281         458,984          75,624
                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................              (99,281)        203,086        (325,969)        591,829
                                                --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................               10,193          20,375          27,692          48,616
  Transfers between funds................             (131,454)        119,203         939,408         942,089
  Redemptions............................             (203,466)       (187,208)       (294,826)        (85,928)
  Annuity benefits ......................                    -          (4,545)              -          (2,429)
  Annual contract maintenance charges
    (note 2).............................                    -               -               -               -
  Contingent deferred sales charges
    (note 2).............................               (4,066)              -          (6,551)              -
  Adjustments to maintain reserves.......                   59              10             110              26
                                                --------------  --------------  --------------  --------------
      Net equity transactions............             (328,734)        (52,165)        665,833         902,374
                                                --------------  --------------  --------------  --------------

Net change in contract owners' equity....             (428,015)        150,921         339,864       1,494,203
Contract owners' equity beginning
  of Period..............................            2,308,041       2,157,120       3,595,045       2,100,842
                                                --------------  --------------  --------------  --------------
Contract owners' equity end of period....       $    1,880,026       2,308,041       3,934,909       3,595,045
                                                ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................              140,624         143,963         193,348         138,427
                                                --------------  --------------  --------------  --------------
  Units purchased........................               21,262          13,861          69,831          72,116
  Units redeemed.........................              (40,972)        (17,200)        (33,340)        (17,195)
                                                --------------  --------------  --------------  --------------
  Ending units...........................              120,914         140,624         229,839         193,348
                                                ==============  ==============  ==============  ==============


                                                            FidVIPGrOp                        NSATGvtBd
                                                        2000            1999             2000            1999
Investment activity:
  Net investment income..................              (1,911)         (18,212)         44,499          50,608
  Realized gain (loss) on investments....             115,254          106,206         (45,508)         (1,871)
  Change in unrealized gain (loss)
    on investments.......................            (958,631)         (47,401)         94,489        (100,339)
  Reinvested capital gains...............             212,930           61,077               -           2,440
                                                -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................            (632,358)         101,670          93,480         (49,162)
                                                -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................              23,979           61,100           3,874          24,021
  Transfers between funds................            (144,913)         430,707        (379,045)         37,137
  Redemptions............................            (138,019)        (123,116)       (165,587)       (118,278)
  Annuity benefits ......................                   -           (4,014)              -          (2,242)
  Annual contract maintenance charges
    (note 2).............................                   -                -               -               -
  Contingent deferred sales charges
    (note 2).............................              (4,460)               -          (4,931)              -
  Adjustments to maintain reserves.......                  76                5              31              (8)
                                                -------------   --------------  --------------  --------------
      Net equity transactions............            (263,337)         364,682        (545,658)        (59,370)
                                                -------------   --------------  --------------  --------------

Net change in contract owners' equity....            (895,695)         466,352        (452,178)       (108,532)
Contract owners' equity beginning
  of period..............................           3,667,300        3,200,948       1,263,476       1,372,008
                                                -------------   --------------  --------------  --------------
Contract owners' equity end of period....           2,771,605        3,667,300         811,298       1,263,476
                                                =============   ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................             238,024          213,598         109,519         114,509
                                                -------------   --------------  --------------  --------------
  Units purchased........................              21,056           43,223          33,402           6,452
  Units redeemed.........................             (39,107)         (18,797)        (79,550)        (11,442)
                                                -------------   --------------  --------------  --------------
  Ending units...........................             219,973          238,024          63,371         109,519
                                                =============   ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                              NSATMyMkt
                                                        2000            1999

Investment activity:
  Net investment income..................        $      344,071         218,175
  Realized gain (loss) on investments....                     -               -
  Change in unrealized gain (loss)
    on investments.......................                     -               -
  Reinvested capital gains...............                     -               -
                                                 --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................               344,071         218,175
                                                 --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................             2,522,396       4,291,983
  Transfers between funds................               786,667         105,307
  Redemptions............................            (3,295,814)     (1,879,828)
  Annuity benefits ......................                     -         (45,539)
  Annual contract maintenance charges
    (note 2).............................                     -               -
  Contingent deferred sales charges
    (note 2).............................              (100,557)              -
  Adjustments to maintain reserves.......                  (866)             46
                                                 --------------  --------------
      Net equity transactions............               (88,174)      2,471,969
                                                 --------------  --------------

Net change in contract owners' equity....               255,897       2,690,144
Contract owners' equity beginning
  of period..............................             8,012,261       5,322,117
                                                 --------------  --------------
Contract owners' equity end of period....        $    8,268,158       8,012,261
                                                 ==============  ==============

CHANGES IN UNITS:
  Beginning units........................               698,371         479,571
                                                 --------------  --------------
  Units purchased........................               869,333         894,889
  Units redeemed.........................              (878,393)       (676,089)
                                                 --------------  --------------
  Ending units...........................               689,311         698,371
                                                 ==============  ==============


See accompanying notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                         NATIONWIDE VARIABLE ACCOUNT-6
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2000 AND 1999


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations
         Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Omega Growth Fund (formerly Evergreen - VA Aggressive Growth Fund), for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on March 3, 1997 was $1,000,000.

         On May 1, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

         On August 17, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

         On February 1, 1999, the Company (Depositor) transferred to the Account, 400,000 shares of the Evergreen - VA Masters Fund, for which the Account was credited with 400,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on February 1, 1999 was $4,000,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts
         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Funds of the Evergreen Variable Trust (Evergreen);
                Evergreen - VA Blue Chip Fund (EvBlCh)
                Evergreen - VA Capital Growth Fund (EvCapGr)
                Evergreen - VA Equity Index Fund (EvEIx) (this fund became available on 10/01/99)
                Evergreen - VA Foundation Fund (EvFound)
                Evergreen - VA Fund (EvFund)
                Evergreen - VA Global Leaders Fund (EvGloLead)
                Evergreen - VA Growth and Income Fund (EvGrInc)
                Evergreen - VA International Growth Fund (EvIntGr) Evergreen - VA Masters Fund (EvMasters) (this fund became available on 2/01/99)
                Evergreen - VA Omega Fund (EvOmega) (formerly Evergreen
                - VA Aggressive Growth Fund)
                Evergreen - VA Small Cap Value Fund (EvSmCapV)
                Evergreen - VA Special Equity Fund (EvSpEq)
                Evergreen - VA Strategic Income Fund (EvStratInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM)
                Fidelity VIP-II - Contrafund Portfolio: Initial Class
                (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income
         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes
         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves
         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) FINANCIAL HIGHLIGHTS

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended December 31, 2000.

     THE FOLLOWING IS A SUMMARY FOR 2000:

                                                                     Unit           Contract,                       Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
      Contracts in accumulation phase:
        Evergreen - VA Blue Chip Fund:
         Tax qualified ........................        57,315     $ 9.041606        $   518,220       1.36%***     (38.47)%***
         Non-tax qualified ....................       131,384       9.041606          1,187,922       1.36%***     (38.47)%***
        Evergreen - VA Capital Growth Fund:
         Tax qualified ........................        32,348      10.872868            351,716       1.08%***      35.03%***
         Non-tax qualified ....................        82,408      10.872868            896,011       1.08%***      35.03%***
        Evergreen - VA Equity Index Fund:
         Tax qualified ........................       549,573      10.201199          5,606,304       1.58%        (10.37)%
         Non-tax qualified ....................     1,256,828      10.201199         12,821,153       1.58%        (10.37)%
        Evergreen - VA Foundation Fund:
         Tax qualified ........................     2,800,404      16.017249         44,854,768       1.45%         (6.25)%
         Non-tax qualified ....................     5,636,263      16.017249         90,277,428       1.45%         (6.25)%
        Evergreen - VA Fund:
         Tax qualified ........................       895,750      16.963425         15,194,988       1.46%        (13.21)%
         Non-tax qualified ....................     1,891,587      16.963425         32,087,794       1.46%        (13.21)%
        Evergreen - VA Global Leaders Fund:
         Tax qualified ........................       648,074      13.959778          9,046,969       1.46%         (9.97)%
         Non-tax qualified ....................     1,496,746      13.959778         20,894,242       1.46%         (9.97)%
        Evergreen - VA Growth & Income Fund:
         Tax qualified ........................     1,255,876      18.539769         23,283,651       1.40%         (1.69)%
         Non-tax qualified ....................     2,768,921      18.539769         51,335,156       1.40%         (1.69)%
        Evergreen - VA International Growth Fund:
         Tax qualified ........................       185,465      11.725942          2,174,752       1.52%         (6.38)%
         Non-tax qualified ....................       391,985      11.725942          4,596,393       1.52%         (6.38)%
         Initial Funding by Depositor .........       100,000      12.123657          1,212,366       0.00%         (6.38)%
        Evergreen - VA Masters Fund:
         Tax qualified ........................       842,925      12.050025         10,157,267       1.46%         (4.33)%
         Non-tax qualified ....................     1,822,854      12.050025         21,965,436       1.46%         (4.33)%
         Initial Funding by Depositor .........       400,000      12.378310          4,951,324       0.00%         (4.33)%
        Evergreen - VA Omega Fund:
        (formerly VA Aggressive Growth)
          Tax qualified .......................     1,291,540      16.571677         21,402,984       1.78%        (13.68)%
          Non-tax qualified ...................     3,090,996      16.571677         51,222,987       1.78%        (13.68)%
          Initial Funding by Depositor ........       100,000      17.489542          1,748,954       0.00%        (13.68)%
        Evergreen - VA Small Cap Value Fund:
         Tax qualified ........................       172,848      12.206031          2,109,788       1.38%         19.03%
         Non-tax qualified ....................       473,379      12.206031          5,778,079       1.38%         19.03%
         Initial Funding by Depositor .........       100,000      12.672915          1,267,292       0.00%         19.03%
        Evergreen - VA Special Equity Fund:
         Tax qualified ........................        12,849       8.908202            114,461       1.49%***     (43.82)%***
         Non-tax qualified ....................        49,174       8.908202            438,052       1.49%***     (43.82)%***
        Evergreen - VA Strategic Income Fund:
         Tax qualified ........................       607,173      10.663896          6,474,830       1.38%         (2.07)%
         Non-tax qualified ....................       961,807      10.663896         10,256,610       1.38%         (2.07)%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                     Unit           Contract,                       Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        Fidelity VIP - High Income Portfolio -
        Initial Class:
         Tax qualified ........................        25,332        9.650435         244,465         1.53%        (23.55)%
         Non-tax qualified ....................        95,330        9.650435         919,976         1.53%        (23.55)%
        Fidelity VIP - Overseas Portfolio -
        Initial Class:
         Tax qualified ........................        30,202       14.945049         451,370         1.43%        (20.24)%
         Non-tax qualified ....................       157,661       14.945049       2,356,251         1.43%        (20.24)%
        Fidelity VIP - II -
        Asset Manager Portfolio - Initial Class:
          Tax qualified .......................        32,803       15.548451         510,036         1.38%         (5.27)%
          Non-tax qualified ...................        88,111       15.548451       1,369,990         1.38%         (5.27)%
        Fidelity VIP - II - Contrafund Portfolio -
        Initial Class:
          Tax qualified .......................        32,554       17.120362         557,336         1.45%         (7.92)%
          Non-tax qualified ...................       197,284       17.120362       3,377,573         1.45%         (7.92)%
        Fidelity VIP - III -
        Growth Opportunities Portfolio - Initial
        Class:
          Tax qualified .......................        43,360       12.599691         546,323         1.36%        (18.22)%
          Non-tax qualified ...................       176,614       12.599691       2,225,282         1.36%        (18.22)%
        Nationwide SAT - Government Bond Fund:
         Tax qualified ........................        16,650       12.802365         213,159         1.36%         10.97%
         Non-tax qualified ....................        46,721       12.802365         598,139         1.36%         10.97%
        Nationwide SAT - Money Market Fund:
         Tax qualified ........................       265,790       11.994815       3,188,102         1.33%          4.55%
         Non-tax qualified ....................       423,521       11.994815       5,080,056         1.33%          4.55%
                                                      =======       =========     -----------
                                                                              $   475,865,955
                                                                                  ===========

     The following is a summary for 1999:
        Evergreen - VA Equity Index Fund:
         Tax qualified ........................       132,858     $ 11.381773       $ 1,512,160       1.35%***     54.86%***
         Non-tax qualified ....................       306,687       11.381773         3,490,642       1.35%***     54.86%***
        Evergreen - VA Foundation Fund:
         Tax qualified ........................     2,178,349       17.085223        37,217,578       1.41%         9.09%
         Non-tax qualified ....................     4,480,908       17.085223        76,557,312       1.41%         9.09%
        Evergreen - VA Fund:
         Tax qualified ........................       840,158       19.546002        16,421,730       1.39%        21.31%
         Non-tax qualified ....................     1,858,918       19.546002        36,334,415       1.39%        21.31%
        Evergreen - VA Global Leaders Fund:
         Tax qualified ........................       409,028       15.505471         6,342,172       1.26%        22.97%
         Non-tax qualified ....................       886,768       15.505471        13,749,756       1.26%        22.97%
        Evergreen - VA Growth and Income Fund:
         Tax qualified ........................     1,173,630       18.858129        22,132,466       1.37%        16.91%
         Non-tax qualified ....................     2,738,415       18.858129        51,641,383       1.37%        16.91%
        Evergreen - VA International Growth Fund:
         Tax qualified ........................        58,435       12.730754           743,922       1.26%        36.29%
         Non-tax qualified.....................       127,084       12.730754         1,617,875       1.26%        36.29%
         Initial Funding by Depositor (note 1a)       100,000       12.979191         1,297,919       0.00%        36.29%
        Evergreen - VA Masters Fund:
         Tax qualified ........................       368,926       12.595397         4,646,769       1.52%***     28.38%***
         Non-tax qualified ....................       726,670       12.595397         9,152,697       1.52%***     28.38%***
         Initial Funding by Depositor (note 1a)       400,000       12.758280         5,103,312       0.00%        28.38%***

                                                                     Unit           Contract,                       Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        Evergreen - VA Omega Growth Fund:
         Tax qualified ........................       379,798       19.198916         7,291,710       0.86%        45.18%
         Non-tax qualified ....................       789,802       19.198916        15,163,342       0.86%        45.18%
         Initial Funding by Depositor (note 1a)       100,000       19.980000         1,998,000       0.00%        45.18%
        Evergreen - VA Small Cap Equity Income:
         Tax qualified ........................       114,972       10.633805         1,222,590       1.41%        10.50%
         Non-tax qualified ....................       248,252       10.633805         2,639,863       1.41%        10.50%
         Initial Funding by Depositor (note 1a)       100,000       10.886886         1,088,689       0.00%        10.50%
        Evergreen - VA Strategic Income Fund:
         Tax qualified ........................       592,386       10.889649         6,450,876       1.45%         0.21%
         Non-tax qualified ....................     1,062,973       10.889649        11,575,403       1.45%         0.21%
        Fidelity VIP - High Income Portfolio:
         Tax qualified ........................        36,478       12.623913           460,495       1.47%         6.64%
         Non-tax qualified ....................       123,333       12.623913         1,556,945       1.47%         6.64%
        Fidelity VIP - Overseas Portfolio:
         Tax qualified ........................        32,318       18.736556           605,528       1.27%        40.63%
         Non-tax qualified.....................       164,086       18.736556         3,074,407       1.27%        40.63%
        Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified ........................        32,327       16.412859           530,578       1.38%         9.54%
         Non-tax qualified ....................       108,297       16.412859         1,777,463       1.38%         9.54%
        Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified ........................        23,459       18.593650           436,188       1.33%        22.52%
         Non-tax qualified ....................       169,889       18.593650         3,158,857       1.33%        22.52%
        Fidelity VIP-III - Growth Opportunities
         Portfolio:
         Tax qualified ........................        43,970       15.407270           677,458       1.48%         2.81%
         Non-tax qualified ....................       194,054       15.407270         2,989,842       1.48%         2.81%
        Nationwide SAT - Government Bond Fund:
         Tax qualified ........................         7,558       11.536586            87,194       1.38%        (3.71)%
         Non-tax qualified ....................       101,961       11.536586         1,176,282       1.38%        (3.71)%
        Nationwide SAT - Money Market Fund:
         Tax qualified ........................       247,552       11.472786         2,840,111       1.38%         3.38%
         Non-tax qualified ....................       450,819       11.472786         5,172,150       1.38%         3.38%
                                                     ========       =========       -----------
                                                                                 $  359,936,079
                                                                                    ===========


     The following is a summary for 1998:
        Evergreen - VA Aggressive Growth Fund:
         Tax qualified .........................       68,030     $ 13.224364       $    899,653      1.38%        20.54%
         Non-tax qualified .....................      134,748       13.224364          1,781,957      1.38%        20.54%
         Initial Funding by Depositor (note 1a).      100,000       13.570000          1,357,000      0.00%        20.54%
        Evergreen - VA Foundation Fund:
         Tax qualified ........................     1,231,590       15.661734         19,288,835      1.45%         9.08%
         Non-tax qualified ....................     3,082,969       15.661734         48,284,640      1.45%         9.08%
         Initial Funding by Depositor (note 1a).      100,000       16.299610          1,629,961      0.00%         9.08%
        Evergreen - VA Fund:
         Tax qualified .........................      611,181       16.112386          9,847,584      1.44%         4.95%
         Non-tax qualified .....................    1,639,136       16.112386         26,410,392      1.44%         4.95%
         Initial Funding by Depositor (note 1a).      100,000       16.768642          1,676,864      0.00%         4.95%
        Evergreen - VA Global Leaders Fund:
         Tax qualified .........................      187,738       12.608870          2,367,164      1.40%        17.26%
         Non-tax qualified .....................      469,605       12.608870          5,921,188      1.40%        17.26%
         Initial Funding by Depositor (note 1a)       100,000       12.938210          1,293,821      0.00%        17.26%

                                                                    (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                     Unit           Contract,                       Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        Evergreen - VA Growth and Income Fund:
         Tax qualified .........................      893,262       16.130864         14,409,088      1.49%         3.31%
         Non-tax qualified .....................    2,453,682       16.130864         39,580,011      1.49%         3.31%
         Initial Funding by Depositor (note 1a).      100,000       16.787932          1,678,793      0.00%         3.31%
        Evergreen - VA International Growth Fund:
         Tax qualified .........................       15,381        9.340809            143,671      1.28%**     (17.57)%***
         Non-tax qualified .....................       36,559        9.340809            341,491      1.28%**     (17.57)%***
         Initial Funding by Depositor (note 1a).      100,000        9.390000            939,000      0.00%       (17.57)%***
        Evergreen - VA Small Cap Equity Income:
         Tax qualified .........................       30,706        9.623143            295,488      1.37%**      (5.62)%***
         Non-tax qualified .....................      105,451        9.623143          1,014,770      1.37%**      (5.62)%***
         Initial Funding by Depositor (note 1a).      100,000        9.714315            971,432      0.00%        (5.62)%***
        Evergreen - VA Strategic Income Fund:
         Tax qualified .........................      294,309       10.866478          3,198,102      1.45%         4.43%
         Non-tax qualified .....................      632,171       10.866478          6,869,472      1.45%         4.43%
         Initial Funding by Depositor (note 1a).      100,000       11.150478          1,115,048      0.00%         4.43%
        Fidelity VIP - High Income Portfolio:
         Tax qualified .........................       36,899       11.837723            436,800      1.53%        (5.67)%
         Non-tax qualified .....................      139,559       11.837723          1,652,061      1.53%        (5.67)%
        Fidelity VIP - Overseas Portfolio:
         Tax qualified .........................       34,092       13.323057            454,210      1.45%        11.17%
         Non-tax qualified .....................      184,444       13.323057          2,457,358      1.45%        11.17%
        Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified .........................       35,587       14.983855            533,230      1.41%        13.44%
         Non-tax qualified .....................      108,376       14.983855          1,623,890      1.41%        13.44%
        Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified .........................       17,867       15.176535            271,159      1.42%        28.16%
         Non-tax qualified .....................      120,560       15.176535          1,829,683      1.42%        28.16%
        Fidelity VIP-III - Growth Opportunities
         Portfolio:
         Tax qualified .........................       38,197       14.985852            572,415      1.44%        22.87%
         Non-tax qualified .....................      175,401       14.985852          2,628,533      1.44%        22.87%
        Nationwide SAT - Government Bond Fund:
         Tax qualified .........................        9,045       11.981662            108,374      1.29%         7.38%
         Non-tax qualified .....................      105,464       11.981662          1,263,634      1.29%         7.38%
        Nationwide SAT - Money Market Fund:
         Tax qualified .........................      189,512       11.097664          2,103,140      1.35%         3.80%
         Non-tax qualified .....................      290,059       11.097664          3,218,977      1.35%         3.80%
                                                     ========       =========        -----------
                                                                                 $   210,468,889
                                                                                     ===========


     The following is a summary for 1997:
        Evergreen - VA Aggressive Growth Fund:
         Tax qualified ..........................      32,233     $ 10.970866       $    353,624      0.83%***     11.66%***
         Non-tax qualified ......................      36,965       10.970866            405,538      0.83%***     11.66%***
         Initial Funding by Depositor (note 1a)..     100,000       11.100000          1,110,000      0.00%        11.66%***
        Evergreen - VA Foundation Fund:
         Tax qualified ..........................     513,556       14.357474          7,373,367      1.21%        26.02%
         Non-tax qualified ......................   1,362,798       14.357474         19,566,337      1.21%        26.02%
         Initial Funding by Depositor (note 1a)..     100,000       14.733127          1,473,313      0.00%        26.02%

                                                                     Unit           Contract,                       Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        Evergreen - VA Fund:
         Tax qualified ..........................     253,280       15.352653          3,888,520      1.23%        35.24%
         Non-tax qualified ......................     772,073       15.352653         11,853,369      1.23%        35.24%
         Initial Funding by Depositor (note 1a)..     100,000       15.754272          1,575,427      0.00%        35.24%
        Evergreen - VA Global Leaders Fund:
         Tax qualified ..........................      61,612       10.75304             662,516      0.84%***      9.05%***
         Non-tax qualified ......................     106,774       10.75304           1,148,145      0.84%***      9.05%***
         Initial Funding by Depositor (note 1a)..     100,000       10.879585          1,087,959      0.00%         9.05%***
        Evergreen - VA Growth and Income Fund:
         Tax qualified ..........................     406,022       15.61445           6,339,810      1.24%        32.78%
         Non-tax qualified ......................   1,206,385       15.61445          18,837,038      1.24%        32.78%
         Initial Funding by Depositor (note 1a)..     100,000       16.022979          1,602,298      0.00%        32.78%
        Evergreen - VA Strategic Income Fund:
         Tax qualified ..........................      30,744       10.405791            319,916      0.79%***      4.88%***
         Non-tax qualified ......................      79,968       10.405791            832,130      0.79%***      4.88%***
         Initial Funding by Depositor (note 1a)..     100,000       10.528287          1,052,829      0.00%         4.88%***
        Fidelity VIP - High Income Portfolio:
         Tax qualified ..........................      31,204       12.549013            391,579      1.35%        16.02%
         Non-tax qualified ......................     133,009       12.549013          1,669,132      1.35%        16.02%
        Fidelity VIP - Overseas Portfolio:
         Tax qualified ..........................      32,632       11.98412             391,066      1.42%         9.99%
         Non-tax qualified ......................     189,428       11.98412           2,270,128      1.42%         9.99%
        Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified ..........................      35,177       13.208527            464,636      1.39%        18.96%
         Non-tax qualified ......................     107,673       13.208527          1,422,202      1.39%        18.96%
        Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified ..........................      10,250       11.841787            121,378      1.40%***     20.26%***
         Non-tax qualified ......................      90,497       11.841787          1,071,646      1.40%***     20.26%***
        Fidelity VIP-III - Growth Opportunities
         Portfolio:
         Tax qualified ..........................      14,976       12.196412            182,653      1.44%***     24.16%***
         Non-tax qualified ......................     108,817       12.196412          1,327,177      1.44%***     24.16%***
        Nationwide SAT - Government Bond Fund:
         Tax qualified ..........................       7,513       11.157782             83,828      1.25%         8.13%
         Non-tax qualified ......................      18,506       11.157782            206,486      1.25%         8.13%
        Nationwide SAT - Money Market Fund:
         Tax qualified ..........................      64,006       10.691554            684,324      1.61%         3.79%
         Non-tax qualified ......................      96,090       10.691554          1,027,351      1.61%         3.79%
                                                     ========       =========         ----------
                                                                                  $   90,795,722
                                                                                      ==========


     The following is a summary for 1996:
        Evergreen - VA Foundation Fund:
         Tax qualified ..........................     291,176     $ 11.393285      $   3,317,451      1.69%***     16.63%***
         Non-tax qualified ......................     835,841       11.393285          9,522,975      1.69%***     16.63%***
         Initial Funding by Depositor (note 1a)..     100,000       11.527881          1,152,788      0.00%        16.63%***
        Evergreen - VA Fund:
         Tax qualified ..........................     121,148       11.351897          1,375,260      1.74%***     16.14%***
         Non-tax qualified ......................     419,319       11.351897          4,760,066      1.74%***     16.14%***
         Initial Funding by Depositor (note 1a)..     100,000       11.486             1,148,600      0.00%        16.14%***
        Evergreen - VA Growth and Income Fund:
         Tax qualified ..........................     200,982       11.759862          2,363,521      1.56%***     21.01%***
         Non-tax qualified ......................     621,484       11.759862          7,308,566      1.56%***     21.01%***
         Initial Funding by Depositor (note 1a)..     100,000       11.898767          1,189,877      0.00%        21.01%***

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                     Unit           Contract,                       Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        Fidelity VIP - High Income Portfolio:
         Tax qualified ..........................      26,822       10.816268         290,114        1.40%***      9.74%***
         Non-tax qualified ......................      77,056       10.816268         833,458        1.40%***      9.74%***
        Fidelity VIP - Overseas Portfolio:
         Tax qualified ..........................      22,959       10.89527          250,145        1.52%***     10.69%***
         Non-tax qualified ......................      99,000       10.89527        1,078,632        1.52%***     10.69%***
        Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified ..........................      32,538       11.103069         361,272        1.50%***     13.17%***
         Non-tax qualified ......................      77,328       11.103069         858,578        1.50%***     13.17%***
        Nationwide SAT - Government Bond Fund:
         Tax qualified ..........................       8,959       10.318689          92,445        1.44%***      3.80%***
         Non-tax qualified ......................      12,014       10.318689         123,969        1.44%***      3.80%***
        Nationwide SAT - Money Market Fund:
         Tax qualified ..........................      25,641       10.301567         264,142        1.32%***      3.59%***
         Non-tax qualified ......................      88,440       10.301567         911,071        1.32%***      3.59%***
                                                     ========       =========      ----------
                                                                                 $ 37,202,930
                                                                                   ==========


* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.



--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C.  OTHER INFORMATION
Item 24.   FINANCIAL STATEMENTS AND EXHIBITS

                  (a) To be filed by Financial Statements:

                      (1)  Financial statements included
                           in Prospectus
                           (Part A):

                           Condensed Financial Information.

                      (2)  Financial statements included
                           in Part B:

                           Those financial statements required
                           by Item 23 to be included in Part B have been incorporated therein by reference to the Statement of Additional Information (Part A).

                  Nationwide Variable Account-6

                           Independent Auditors' Report.

                           Statement of Assets, Liabilities
                           and Contract Owners' Equity as of
                           December 31, 2000.

                           Statements of Operations for the year ended
                           December 31, 2000.

                           Statements of Changes in Contract
                           Owners' Equity for the years ended
                           December 31, 2000 and 1999.

                           Notes to Financial Statements.

                  Nationwide Life Insurance Company and subsidiaries:

                           Independent Auditors' Report.

                           Consolidated Balance Sheets as of
                           December 31, 2000 and 1999.

                           Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.

                           Consolidated Statements of Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998.

                           Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.

                           Notes to Consolidated Financial Statements.

Item 24.   (b)  Exhibits
                          (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant -
                               Filed previously with this Registration Statement
                               (File No. 033-82370) and hereby incorporated by reference.

                          (2)  Not Applicable

                          (3)  Underwriting or Distribution contracts
                               between the Registrant and Principal
                               Underwriter -- Filed previously with this
                               Registration Statement (File No. 033-82370) and hereby
                               incorporated by reference.

                          (4)  The form of the variable annuity contract - Filed previously with this Registration Statement (File No. 033-82370) and
                               hereby incorporated by reference.

                          (5)  Variable Annuity Application - Filed previously with this
                               Registration Statement (File No. 033-82370) and hereby
                               incorporated by reference.

                          (6)  Articles of Incorporation of Depositor -
                               Filed previously with this Registration
                               Statement (File No. 033-82370) and hereby incorporated
                               herein by reference.

                          (7)  Not Applicable

                          (8)  Not Applicable

                          (9)  Opinion of Counsel - Filed previously with
                               this Registration Statement (File No. 033-82370) and hereby incorporated herein by reference.

                          (10) Not Applicable

                          (11) Not Applicable

                          (12) Not Applicable

                          (13) Performance Advertising Calculation
                               Schedule - Filed previously with this
                               Registration Statement (File No. 033-82370) and hereby
                               incorporated herein by reference.


Item 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

                    NAME AND PRINCIPAL                     POSITIONS AND OFFICES
                     BUSINESS ADDRESS                         WITH DEPOSITOR

                     Lewis J. Alphin                              Director
                     519 Bethel Church Road
                     Mount Olive, NC 28365-6107

                     A. I. Bell                                   Director
                     4121 North River Road West
                     Zanesville, OH 43701

                     Yvonne M. Curl                               Director
                     Avaya Inc.
                     Room 3C322
                     211 Mt. Airy Road
                     Basking Ridge, NJ 07290

                     Kenneth D. Davis                             Director
                     7229 Woodmansee Road
                     Leesburg, OH 45135

                     Keith W. Eckel                               Director
                     1647 Falls Road
                     Clarks Summit, PA 18411

                     Willard J. Engel                             Director
                     301 East Marshall Street
                     Marshall, MN 56258

                     Fred C. Finney                               Director
                     1558 West Moreland Road
                     Wooster, OH 44691

                     Joseph J. Gasper               President and Chief Operating Officer
                     One Nationwide Plaza                       and Director
                     Columbus, OH  43215

                     W.G. Jurgensen                        Chief Executive Officer
                     One Nationwide Plaza                       and Director
                     Columbus, OH 43215

                     David O. Miller                 Chairman of the Board and Director
                     115 Sprague Drive
                     Hebron, OH 43025

                     Ralph M. Paige                               Director
                     Federation of Southern
                     Cooperatives/Land Assistance Fund
                     2769 Church Street
                     East Point, GA  30344

                     James F. Patterson                           Director
                     8765 Mulberry Road
                     Chesterland, OH  44026

                    NAME AND PRINCIPAL                     POSITIONS AND OFFICES
                     BUSINESS ADDRESS                         WITH DEPOSITOR

                     Arden L. Shisler                             Director
                     1356 North Wenger Road
                     Dalton, OH  44618

                     Robert L. Stewart                            Director
                     88740 Fairview Road
                     Jewett, OH  43986

                     Richard D. Headley                   Executive Vice President
                     One Nationwide Plaza
                     Columbus, OH 43215

                     Michael S. Helfer                   Executive Vice President -
                     One Nationwide Plaza                    Corporate Strategy
                     Columbus, OH 43215

                     Donna A. James.                     Executive Vice President -
                     One Nationwide Plaza               Chief Administrative Officer
                     Columbus, OH 43215

                     Robert A. Oakley                   Executive Vice President -
                     One Nationwide Plaza           Chief Financial Officer and Treasurer
                     Columbus, OH 43215

                     Robert J. Woodward, Jr.             Executive Vice President -
                     One Nationwide Plaza                 Chief Investment Officer
                     Columbus, Ohio 43215

                     John R. Cook, Jr.                     Senior Vice President -
                     One Nationwide Plaza               Chief Communications Officer
                     Columbus, OH 43215

                     Thomas L. Crumrine                     Senior Vice President
                     One Nationwide Plaza
                     Columbus, OH 43215

                     David A. Diamond                     Senior Vice President -
                     One Nationwide Plaza                    Corporate Strategy
                     Columbus, OH 43215

                     Philip C. Gath                       Senior Vice President -
                     One Nationwide Plaza            Chief Actuary -Nationwide Financial
                     Columbus, OH  43215

                     Patricia R. Hatler                    Senior Vice President,
                     One Nationwide Plaza               General Counsel and Secretary
                     Columbus, OH 43215

                     David K. Hollingsworth              Senior Vice President -
                     One Nationwide Plaza                 Business Development and
                     Columbus, OH 43215                       Sponsor Relations

                     David R. Jahn                        Senior Vice President -
                     One Nationwide Plaza                    Project Management
                     Columbus, OH 43215


                    NAME AND PRINCIPAL                     POSITIONS AND OFFICES
                     BUSINESS ADDRESS                          WITH DEPOSITOR

                     Richard A. Karas                  Senior Vice President - Sales -
                     One Nationwide Plaza                    Financial Services
                     Columbus, OH 43215

                     Gregory S. Lashutka                  Senior Vice President -
                     One Nationwide Plaza                    Corporate Relations
                     Columbus, OH 43215

                     Edwin P. McCausland, Jr.             Senior Vice President -
                     One Nationwide Plaza                  Fixed Income Securities
                     Columbus, OH 43215

                     Mark D. Phelan                       Senior Vice President -
                     One Nationwide Plaza                 Technology and Operations
                     Columbus, OH 43215

                     Douglas C. Robinette                  Senior Vice President -
                     One Nationwide Plaza                          Claims
                     Columbus, OH 43215

                     Mark R. Thresher                     Senior Vice President -
                     One Nationwide Plaza              Finance - Nationwide Financial
                     Columbus, OH 43215

                     Richard M. Waggoner                  Senior Vice President -
                     One Nationwide Plaza                        Operations
                     Columbus, OH 43215

                     Susan A. Wolken                   Senior Vice President - Product
                     One Nationwide Plaza                Management and Nationwide
                     Columbus, OH 43215                      Financial Marketing



Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

          *Subsidiaries for which separate financial statements are filed

          **Subsidiaries included in the respective consolidated financial statements

          ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          ****other subsidiaries

                  COMPANY               STATE/COUNTRY OF     NO. VOTING           PRINCIPAL BUSINESS
                                          ORGANIZATION       SECURITIES
                                                            (SEE ATTACHED
                                                            CHART UNLESS
                                                              OTHERWISE
                                                             INDICATED)
                ---------               ----------------    --------------        -------------------
      The 401(k) Companies, Inc.          Texas                             Holding company
      The 401(k) Company                  Texas                             Third-party administrator for
                                                                            401(k) plans

      401(k) Investment Advisors, Inc.    Texas                             Investment advisor registered
                                                                            with the SEC

      401(k) Investments Services, Inc.   Texas                             NASD registered broker-dealer

      Affiliate Agency, Inc.              Delaware                          Insurance agency marketing life
                                                                            insurance and annuity products
                                                                            through financial institutions


      Affiliate Agency of Ohio, Inc.       Ohio                                 Insurance agency marketing life
                                                                                insurance and annuity products
                                                                                through financial institutions
      AGMC Reinsurance, Ltd.               Turks and Caico                      Reinsurance company
                                           Islands
      AID Finance Services, Inc.           Iowa                                 Holding company
      Allied Document Solutions, Inc.      Iowa                                 General printing services
      ALLIED General Agency Company        Iowa                                 Managing general agent and surplus
                                                                                lines broker for property and casualty
                                                                                insurance products
      ALLIED Group, Inc.                   Iowa                                 Property and casualty holding
                                                                                company
      ALLIED Group Insurance               Iowa                                 Direct marketer for property
      Marketing Company                                                         and casualty insurance products
      ALLIED Property and Casualty         Iowa                                 Underwrites general property
      Insurance Company                                                         and casualty insurance
      Allnations, Inc.                     Ohio                                 Promotes international
                                                                                cooperative insurance
                                                                                organizations
      AMCO Insurance Company               Iowa                                 Underwrites general property
                                                                                and casualty insurance
      American Marine Underwriters,        Florida                              Underwriting manager for ocean
      Inc.                                                                      cargo and bulk insurance

      Asset Management Holdings, P/C       United Kingdom                       Holding company

      Auto Direkt Insurance Company        Germany                              Insurance company

      Cal-Ag Insurance services, Inc.      California                           Captive insurance brokerage firm

      CalFarm Insurance Agency             California                           Former marketing company for
                                                                                traditional agent producers of
                                                                                CalFarm Insurance Company

      CalFarm Insurance Company            California                           Multi-line insurance company

      Caliber Funding                      Delaware                             A limited purpose corporation

      Colonial County Mutual               Texas                                Insurance company

      Insurance Company

      Columbus Insurance Brokerage         Germany                              General service insurance broker
      and Service GmbH

      Cooperative Service Company          Nebraska                             Insurance agency that sells and
                                                                                services commercial insurance
      Damian Securities Limited            England/Wales                        Investment holding company

      Depositors Insurance Company         Iowa                                 Underwrites property and
                                                                                casualty insurance
      Discover Insurance Agency of         Texas                                Insurance agency
      Texas, LLC

      Discover Insurance Agency, LLC       Texas                                Insurance agency

      eNationwide, LLC                     Ohio                                 Limited liability company that
                                                                                provides administrative
                                                                                services to Nationwide's direct
                                                                                operations
      Excaliber Funding Corporation        Delaware                             Limited purpose corporation

      F&B, Inc.                            Iowa                                 Insurance agency

      Farmland Mutual Insurance            Iowa                                 Mutual insurance company
      Company

      Fenplace Limited                     England/Wales                        Inactive



                  COMPANY                STATE/COUNTRY OF     NO. VOTING           PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES
                                                             (SEE ATTACHED
                                                             CHART UNLESS
                                                               OTHERWISE
                                                              INDICATED)
                ---------               ----------------    --------------        -------------------
      Fenplace Two Ltd.                  England/Wales                        Previously provided investment
                                                                              management and advisory
                                                                              services to business,
                                                                              institutional and private
                                                                              investors; transferred
                                                                              investment management activity
                                                                              to Gartmore Investment Limited

      Financial Horizons Distributors    Alabama                              Insurance agency marketing life
      Agency of Alabama, Inc.                                                 insurance and annuity products
                                                                              through financial institutions

      Financial Horizons Distributors    Ohio                                 Insurance marketing life
      Agency of Ohio, Inc.                                                    insurance and annuity products
                                                                              through financial institutions

      Financial Horizons Distributors    Oklahoma                             Insurance marketing life
      Agency of Oklahoma, Inc.                                                insurance and annuity products
                                                                              through financial institutions

      Financial Horizons Distributors    Texas                                Insurance marketing life
      Agency of Texas, Inc.                                                   insurance and annuity products
                                                                              through financial institutions

      *Financial Horizons Investment     Massachusetts                        Diversified, open-end
      Trust                                                                   investment company

      Financial Horizons Securities      Oklahoma                             Limited broker-dealer doing
      Corporation                                                             business solely in the
                                                                              financial institution market

      Gartmore 1990 Ltd.                 England/Wales                        A general partner in a limited
                                                                              partnership formed to invest in
                                                                              unlisted securities

      Gartmore 1990 Trustee Ltd.         England/Wales                        Inactive

      Gartmore Capital Management Ltd.   England/Wales                        Investment management and
                                                                              advisory services to business,
                                                                              institutional and private
                                                                              investors; transferred
                                                                              investment management activity
                                                                              to Gartmore Investment Limited

      Gartmore Europe Ltd.               England/Wales                        Investment holding company

      Gartmore Fund Managers             Jersey, Channel                      Investment administration and
      International Limited              Islands                              support
      Gartmore Fund Managers Ltd.        England/Wales                        Authorized unit trust management

      Gartmore Indosuez UK Recovery      England/Wales                        General partner in two limited
      Fund                                                                    partnerships formed to invest
                                                                              in unlisted securities
      Gartmore Investment Ltd.           England/Wales                        Investment management and
                                                                              advisory services to pension
                                                                              funds, unit trusts and other
                                                                              collective investment schemes,
                                                                              investment trusts and
                                                                              portfolios for corporate and
                                                                              other institutional clients
      Gartmore Investment Management     Jersey, Channel                      Investment management services
      (Channel Islands) Limited          Islands
      Gartmore Investment Management     England/Wales                        Investment holding company
      plc
      Gartmore Investment Services       Germany                              Marketing support
      GmbH
      Gartmore Investment Services       England/Wales                        Investment holding company
      Ltd.


                  COMPANY                STATE/COUNTRY OF     NO. VOTING           PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES
                                                             (SEE ATTACHED
                                                             CHART UNLESS
                                                               OTHERWISE
                                                              INDICATED)
                ---------               ----------------    --------------        -------------------
      Gartmore Japan Limited           Japan                                Investment management

      Gartmore Nominees Ltd.           England/Wales                        Inactive

      Gartmore Nominees (Jersey) Ltd.  Jersey, Channel                      Inactive
                                       Islands

      Gartmore Pension Fund Trustees,  England/Wales                        Trustee of Gartmore Pension
      Ltd.                                                                  Scheme

      Gartmore Scotland Ltd.           Scotland                             Inactive

      Gartmore Securities Ltd.         England/Wales                        Investment holding company;
                                                                            joint partner in Gartmore
                                                                            Global Partners

      Gartmore U.S. Ltd.               England/Wales                        Joint partner in Gartmore
                                                                            Global Partners

      GIL Nominees Ltd.                England/Wales                        Inactive

      GatesMcDonald Health Plus Inc.   Ohio                                 Managed care organization

      Gates, McDonald & Company        Ohio                                 Services employers for managing
                                                                            workers' and unemployment
                                                                            compensation matters


      Gates, McDonald & Company of     Nevada                               Self-insurance administration,
      Nevada                                                                claims examinations and data
                                                                            processing services


      Gates, McDonald & Company of     New York                             Workers' compensation/self-insured
      New York, Inc.                                                        claims administration services
                                                                            to employers with exposure in
                                                                            New York

      Insurance Intermediaries, Inc.   Ohio                                 Insurance agency providing
                                                                            commercial property and
                                                                            casualty brokerage services

      Landmark Financial Services of   New York                             Insurance agency marketing life
      New York, Inc.                                                        insurance and annuity products
                                                                            through financial institutions

      Leben Direkt Insurance Company   Germany                              Life insurance through direct
                                                                            mail

      Lone Star General Agency, Inc.   Texas                                General agent to market
                                                                            non-standard automobile and
                                                                            motorcycle insurance for
                                                                            Colonial Mutual Insurance
                                                                            Company

      MedProSolutions, Inc.            Massachusetts                        Provides third-party
                                                                            administration services for
                                                                            workers compensation,
                                                                            automobile injury and
                                                                            disability claims

      Morley & Associates, Inc.        Oregon                               Insurance brokerage

      Morley Capital Management, Inc.  Oregon                               Investment adviser and stable
                                                                            value money management

      Morley Financial Services, Inc.  Oregon                               Holding company

      Morley Research Associates, Ltd. Delaware                             Credit research consulting




                                         STATE/COUNTRY OF     NO. VOTING           PRINCIPAL BUSINESS
                  COMPANY                  ORGANIZATION       SECURITIES
                                                             (SEE ATTACHED
                                                             CHART UNLESS
                                                               OTHERWISE
                                                              INDICATED)
                ---------               ----------------    --------------        -------------------
      **MRM Investments, Inc.          Ohio                                 Owns and operates a
                                                                            recreational ski facility

      **National Casualty Company      Wisconsin                            Insurance company

      National Casualty Company of     England                              Insurance company
      America, Ltd.

      National Deferred Compensation,  Ohio                                 Administers deferred
      Inc.                                                                  compensation plans for public
                                                                            employees

      **National Premium and Benefit   Delaware                             Provides third-party
      Administration Company                                                administration services

      Nationwide Advisory Services,    Ohio                                 Registered broker-dealer
      Inc.                                                                  providing investment management
                                                                            and administrative services

      Nationwide Affinity Insurance    Kansas                               Insurance company
      Company of America

      **Nationwide Agency, Inc.        Ohio                                 Insurance agency

      Nationwide Agribusiness          Iowa                                 Provides property and casualty
      Insurance Company                                                     insurance primarily to
                                                                            agricultural business

      Nationwide Arena, LLC            Ohio                                 Limited liability company
                                                                            related to arena development

      *Nationwide Asset Allocation     Ohio                                 Diversified open-end investment
      Trust                                                                 company

      Nationwide Asset Management      United Kingdom                       Holding company
      Holdings, Ltd.

      Nationwide Assurance Company     Wisconsin                            Underwrites non-standard
                                                                            automobile and motorcycle
                                                                            insurance

      Nationwide Cash Management       Ohio                                 Investment securities agent
      Company

      Nationwide Corporation           Ohio                                 Holding company for entities
                                                                            affiliated with Nationwide
                                                                            Mutual Insurance Company

      Nationwide Exclusive             Ohio                                 A limited liability company
      Distribution Company, LLC                                             providing agency support
                                                                            services to Nationwide
                                                                            exclusive agents

      Nationwide Financial Assignment  Ohio                                 Assignment company to
      Company                                                               administer structured
                                                                            settlement business

      Nationwide Financial             Delaware                             Insurance agency
      Institution Distributors
      Agency, Inc.

      Nationwide Financial             New Mexico                           Insurance agency
      Institution Distributors
      Agency, Inc. of New Mexico

      Nationwide Financial             Massachusetts                        Insurance agency
      Institution Distributors
      Agency, Inc. of Massachusetts

      Nationwide Financial Services    Bermuda                              Long-term insurer which issued
      (Bermuda) Ltd.                                                        variable annuity and variable
                                                                            life products to persons
                                                                            outside the U.S. and Bermuda

                  COMPANY                STATE/COUNTRY OF     NO. VOTING           PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES
                                                             (SEE ATTACHED
                                                             CHART UNLESS
                                                               OTHERWISE
                                                              INDICATED)
                ---------               ----------------    --------------        -------------------
      Nationwide Financial Services    Delaware                             Trust which issues and sells
      Capital Trust                                                         securities and uses proceeds to
                                                                            acquire debentures

      Nationwide Financial Services    Delaware                             Trust which issues and sells
      Capital Trust II                                                      securities and uses proceeds to
                                                                            acquire debentures

      Nationwide Financial Services,   Delaware                             Holding company for entities
      Inc.                                                                  associated with Nationwide
                                                                            Mutual Insurance Company

      Nationwide Foundation            Ohio                                 Not-for profit corporation

      Nationwide General Insurance     Ohio                                 Primarily provides automobile
      Company                                                               and fire insurance to select
                                                                            customers

      Nationwide Global Finance, LLC   Ohio                                 Acts as a support company for
                                                                            Nationwide Global Holdings,
                                                                            Inc. and its international
                                                                            capitalization efforts

      Nationwide Global Funds          Luxembourg                           Exempted company with limited
                                                                            liability for purpose of
                                                                            issuing investment shares to
                                                                            segregated asset accounts of
                                                                            Nationwide Financial Services
                                                                            (Bermuda) Ltd. and to non-U.S.
                                                                            resident investors

      Nationwide Global Holdings, Inc. Ohio                                 Holding company for Nationwide
                                                                            Insurance Enterprise
                                                                            international operations

      Nationwide Global Holdings,      Grand Duchy of                       Analyzes European market of
      Inc.-NGH Luxembourg Branch       Luxembourg                           life insurance

      Nationwide Global Japan, Inc.    Delaware                             Holding company

      Nationwide Global Limited        Hong Kong                            Primarily a holding company for
                                                                            Nationwide Global Holdings,
                                                                            Inc. Asian operations

      Nationwide Global Holdings-NGH   Brazil                               Holding company
      Brasil Participacoes LTDA

      Nationwide Health Plans, Inc.    Ohio                                 Health insuring organization

      Nationwide Home Mortgage Company Iowa                                 Mortgage lendor

      Nationwide Holdings, SA          Brazil                               Participates in other companies
                                                                            related to international
                                                                            operations

      *Nationwide Indemnity Company    Ohio                                 Reinsurance company assuming
                                                                            business from Nationwide Mutual
                                                                            Insurance Company and other
                                                                            insurers within the Nationwide
                                                                            Insurance Enterprise

      Nationwide Insurance Company of  Wisconsin                            Independent agency personal
      America                                                               lines underwriter of property
                                                                            and casualty insurance

      Nationwide Insurance Company of  Ohio                                 Transacts general insurance
      Florida                                                               business except life insurance

                                         STATE/COUNTRY OF     NO. VOTING           PRINCIPAL BUSINESS
                  COMPANY                  ORGANIZATION       SECURITIES
                                                             (SEE ATTACHED
                                                             CHART UNLESS
                                                               OTHERWISE
                                                              INDICATED)
                ---------               ----------------    --------------        -------------------
      Nationwide International         California                           Special risks, excess and
      Underwriters                                                          surplus lines underwriting
                                                                            manager

      Nationwide Investing Foundation  Michigan                             Provides investors with
                                                                            continuous source of investment
                                                                            under management of trustees

      *Nationwide Investing            Massachusetts                        Diversified, open-end
      Foundation II                                                         investment company

      Nationwide Investment Services   Oklahoma                             Registered broker-dealer
      Corporation

      Nationwide Investors Services,   Ohio                                 Stock transfer agent
      Inc.

      **Nationwide Life and Annuity    Ohio                                 Life insurance company
      Insurance Company

      **Nationwide Life Insurance      Ohio                                 Life insurance company
      Company

      Nationwide Lloyds                Texas                                Commercial property insurance
                                                                            in Texas

      Nationwide Management Systems,   Ohio                                 Preferred provider
      Inc.                                                                  organization, products and
                                                                            related services

      Nationwide Mutual Fire           Ohio                                 Mutual insurance company
      Insurance Company

      *Nationwide Mutual Funds         Ohio                                 Diversified, open-end
                                                                            investment company

      Nationwide Mutual Insurance      Ohio                                 Mutual insurance company
      Company

      Nationwide Properties, Ltd.      Ohio                                 Develop, own and operate real
                                                                            estate and real estate
                                                                            investments

      Nationwide Property and          Ohio                                 Insurance company
      Casualty Insurance Company

      Nationwide Realty Investors,     Ohio                                 Develop, own and operate real
      Inc.                                                                  estate and real estate
                                                                            investments

      Nationwide Retirement Plan       Ohio                                 Insurance agency
      Services, Inc.

      Nationwide Retirement            Delaware                             Market and administer deferred
      Solutions, Inc.                                                       compensation plans for public
                                                                            employees

      Nationwide Retirement            Alabama                              Market and administer deferred
      Solutions, Inc. of Alabama                                            compensation plans for public
                                                                            employees

      Nationwide Retirement            Arizona                              Market and administer deferred
      Solutions, Inc. of Arizona                                            compensation plans for public
                                                                            employees

      Nationwide Retirement            Arkansas                             Market and administer deferred
      Solutions, Inc. of Arkansas                                           compensation plans for public
                                                                            employees

      Nationwide Retirement            Montana                              Market and administer deferred
      Solutions, Inc. of Montana                                            compensation plans for public
                                                                            employees

                                         STATE/COUNTRY OF     NO. VOTING           PRINCIPAL BUSINESS
                  COMPANY                  ORGANIZATION       SECURITIES
                                                             (SEE ATTACHED
                                                             CHART UNLESS
                                                               OTHERWISE
                                                              INDICATED)
                ---------               ----------------    --------------        -------------------
      Nationwide Retirement            Nevada                               Market and administer deferred
      Solutions, Inc. of Nevada                                             compensation plans for public
                                                                            employees

      Nationwide Retirement            New Mexico                           Market and administer deferred
      Solutions, Inc. of New Mexico                                         compensation plans for public
                                                                            employees

      Nationwide Retirement            Ohio                                 Market variable annuity
      Solutions, Inc. of Ohio                                               contracts to members of the
                                                                            National Education Association
                                                                            in the state of Ohio

      Nationwide Retirement            Oklahoma                             Market variable annuity
      Solutions, Inc. of Oklahoma                                           contracts to members of the
                                                                            National Education Association
                                                                            in the state of Oklahoma

      Nationwide Retirement            South Dakota                         Market and administer deferred
      Solutions, Inc. of South Dakota                                       compensation plans for public
                                                                            employees

      Nationwide Retirement            Texas                                Market and administer deferred
      Solutions, Inc. of Texas                                              compensation plans for public
                                                                            employees

      Nationwide Retirement            Wyoming                              Market variable annuity
      Solutions, Inc. of Wyoming                                            contracts to members of the
                                                                            National Education Association
                                                                            in the state of Wyoming

      Nationwide Retirement Solutions  Massachusetts                        Market and administer deferred
      Insurance Agency Inc.                                                 compensation plans for public
                                                                            employees

      Nationwide Seguradora S.A.       Brazil                               Engage in elementary, health
                                                                            and life insurance; private
                                                                            open pension and wealth
                                                                            concession plans

      *Nationwide Separate Account     Massachusetts                        Diversified, open-end
      Trust                                                                 investment company

      Nationwide Services Company,     Ohio                                 Single member limited liability
      LLC.                                                                  company performing shared
                                                                            services functions for the
                                                                            Nationwide Insurance Enterprise

      Nationwide Towarzstwo            Poland                               Life insurance and pension
      Ubezieczen na Zycie SA                                                products in Poland

      Nationwide Trust Company, FSB    United States                        Federal savings bank chartered
                                                                            by the Office of Thrift
                                                                            Supervision in U.S. Department
                                                                            of Treasury to exercise custody
                                                                            and fiduciary powers

      Nationwide UK Asset Management   United Kingdom                       Holding company
      Holdings, Ltd.

      Nationwide UK Holding Company,   United Kingdom                       Holding company
      Ltd.

      Neckura Holding Company          Germany                              Administrative services for
                                                                            Neckura Insurance Group

      Neckura Insurance Company        Germany                              Insurance company

      Neckura Life Insurance Company   Germany                              Life and health insurance
                                                                            company

                                         STATE/COUNTRY OF     NO. VOTING           PRINCIPAL BUSINESS
                  COMPANY                  ORGANIZATION       SECURITIES
                                                             (SEE ATTACHED
                                                             CHART UNLESS
                                                               OTHERWISE
                                                              INDICATED)
                ---------               ----------------    --------------        -------------------
      Nevada Independent               Nevada                               Workers' compensation
      Companies-Construction                                                administrative services to
                                                                            Nevada employers in the
                                                                            construction industry

      Nevada Independent               Nevada                               Workers' compensation
      Companies-Health and Nonprofit                                        administrative services to
                                                                            Nevada employers in health and
                                                                            nonprofit industries

      Nevada Independent Companies-    Nevada                               Workers' compensation
      Hospitality and Entertainment                                         administrative services to
                                                                            Nevada employers in the
                                                                            hospitality and entertainment
                                                                            industries

      Nevada Independent Companies-    Nevada                               Workers' compensation
      Manufacturing, Transportation                                         administrative services to
      and Distribution                                                      Nevada employers in the
                                                                            manufacturing, transportation
                                                                            and distribution industries

      NFS Distributors, Inc.           Delaware                             Holding company for Nationwide
                                                                            Financial Services, Inc.
                                                                            distribution companies

      NGH Luxembourg, S.A              Luxembourg                           Acts primarily as holding
                                                                            company for Nationwide Global
                                                                            Holdings, Inc. European
                                                                            operations

      NGH Netherlands, B.V.            The Netherlands                      Holding company for other
                                                                            overseas companies

      NGH UK, Ltd.                     United Kingdom                       Assists Nationwide Global
                                                                            Holdings, Inc. with European
                                                                            operations and marketing

      Northpointe Capital LLC          Delaware                             Limited liability company for
                                                                            investments

      PanEuroLife                      Luxembourg                           Life insurance company
                                                                            providing individual life
                                                                            insurance primarily in the UK,
                                                                            Belgium and France

      Pension Associates, Inc.         Wisconsin                            Pension plan administration and
                                                                            record keeping services

      Portland Investment Services,    Oregon                               NASD registered broker-dealer
      Inc.

      Premier Agency, Inc.             Iowa                                 Insurance agency

      Riverview Agency, Inc.           Texas                                Has a pending application to
                                                                            become a licensed insurance
                                                                            agency with the Texas
                                                                            Department of Insurance

      Scottsdale Indemnity Company     Ohio                                 Insurance company

      Scottsdale Insurance Company     Ohio                                 Insurance company

      Scottsdale Surplus Lines         Arizona                              Provides excess and surplus
      Insurance Company                                                     lines insurance coverage on a
                                                                            non-admitted basis

      Siam-Ar-Na-Khet Company Limited  Thailand                             Holding company

                  COMPANY                STATE/COUNTRY OF     NO. VOTING           PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES
                                                             (SEE ATTACHED
                                                             CHART UNLESS
                                                               OTHERWISE
                                                              INDICATED)
                ---------               ----------------    --------------        -------------------
      Sun Direct                       Germany                              Writes direct auto insurance
      Versicherungs-Atiengesclischaft

      SVM Sales GmbH, Neckura          Germany                              Recruits and supervises
      Insurance Group                                                       external sales partners who
                                                                            obtain new business for the
                                                                            Neckura Group as well as to
                                                                            offer financial services

      Thai Prasit Nationwide Company   Thailand                             Holding company
      Limited

      Union Bond & Trust Company       Oregon                               Oregon state bank with trust
                                                                            powers

      Vertboise, SA                    Luxembourg                           Real property holding company

      Vicpic Ltd.                      England/Wales                        Inactive

      Villanova Capital, Inc.          Delaware                             Holding company

      Villanova Distribution           Iowa                                 Broker-dealer
      Services, Inc.

      Villanova Global Asset           Delaware                             Holding company for Gartmore
      Management Trust                                                      Group and a registered
                                                                            investment advisor

      Villanova Mutual Fund Capital    Delaware                             Trust designed to act as a
      Trust                                                                 registered investment advisor

      Villanova SA Capital Trust       Delaware                             Trust designed to act as a
                                                                            registered investment advisor

      Villanova Securities, LLC        Delaware                             Provides brokerage services for
                                                                            block mutual fund trading for
                                                                            both affiliated and
                                                                            non-affiliated investment
                                                                            advisors and performs block
                                                                            mutual fund trading directly
                                                                            with fund companies

      Western Heritage Insurance       Arizona                              Underwrites excess and surplus
      Company                                                               lines of property and casualty
                                                                            insurance

                    COMPANY              STATE/COUNTRY OF   NO. VOTING SECURITIES PRINCIPAL BUSINESS
                                           ORGANIZATION      (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE
                                                                  INDICATED
                ---------               ----------------    --------------------- -------------------
    *   MFS Variable Account                   Ohio         Nationwide Life        Issuer of Annuity
                                                            Separate Account       Contracts

    *   Nationwide Multi-Flex Variable         Ohio         Nationwide Life        Issuer of Annuity
        Account                                             Separate Account       Contracts

    *   Nationwide VA Separate                 Ohio         Nationwide Life and    Issuer of Annuity
        Account-A                                           Annuity Separate       Contracts
                                                            Account

    *   Nationwide VA Separate                 Ohio         Nationwide Life and    Issuer of Annuity
        Account-B                                           Annuity Separate       Contracts
                                                            Account

    *   Nationwide VA Separate                 Ohio         Nationwide Life and    Issuer of Annuity
        Account-C                                           Annuity Separate       Contracts
                                                            Account

    *   Nationwide VA Separate                 Ohio         Nationwide Life and    Issuer of Annuity
        Account-D                                           Annuity Separate       Contracts
                                                            Account

    *   Nationwide Variable Account            Ohio         Nationwide Life        Issuer of Annuity
                                                            Separate Account       Contracts

    *   Nationwide Variable Account-II         Ohio         Nationwide Life        Issuer of Annuity
                                                            Separate Account       Contracts

    *   Nationwide Variable Account-3          Ohio         Nationwide Life        Issuer of Annuity
                                                            Separate Account       Contracts

    *   Nationwide Variable Account-4          Ohio         Nationwide Life        Issuer of Annuity
                                                            Separate Account       Contracts

    *   Nationwide Variable Account-5          Ohio         Nationwide Life        Issuer of Annuity
                                                            Separate Account       Contracts

    *   Nationwide Variable Account-6          Ohio         Nationwide Life        Issuer of Annuity
                                                            Separate Account       Contracts

    *   Nationwide Fidelity Advisor            Ohio         Nationwide Life        Issuer of Annuity
        Variable Account                                    Separate Account       Contracts

    *   Nationwide Variable Account-8          Ohio         Nationwide Life        Issuer of Annuity
                                                            Separate Account       Contracts

    *   Nationwide Variable Account-9          Ohio         Nationwide Life        Issuer of Annuity
                                                            Separate Account       Contracts

    *   Nationwide Variable Account-10         Ohio         Nationwide Life        Issuer of Annuity
                                                            Separate Account       Contracts

        Nationwide Variable Account-11         Ohio         Nationwide Life        Issuer of Annuity
                                                            Separate Account       Contracts

    *   Nationwide VL Separate                 Ohio         Nationwide Life and    Issuer of Life Insurance
        Account-A                                           Annuity Separate       Policies
                                                            Account

        Nationwide VL Separate                 Ohio         Nationwide Life and    Issuer of Life Insurance
        Account-B                                           Annuity Separate       Policies
                                                            Account

    *   Nationwide VL Separate                 Ohio         Nationwide Life and    Issuer of Life Insurance
        Account-C                                           Annuity Separate       Policies
                                                            Account

    *   Nationwide VL Separate                 Ohio         Nationwide Life and    Issuer of Life Insurance
        Account --D                                         Annuity Separate       Policies
                                                            Account

                    COMPANY              STATE/COUNTRY OF   NO. VOTING SECURITIES  PRINCIPAL BUSINESS
                                           ORGANIZATION      (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE
                                                                  INDICATED
                ---------               ----------------    ---------------------  -------------------
    *   Nationwide VLI Separate Account        Ohio         Nationwide Life        Issuer of Life Insurance
                                                            Separate Account       Policies

    *   Nationwide VLI Separate                Ohio         Nationwide Life        Issuer of Life Insurance
        Account-2                                           Separate Account       Policies

    *   Nationwide VLI Separate                Ohio         Nationwide Life        Issuer of Life Insurance
        Account-3                                           Separate Account       Policies

    *   Nationwide VLI Separate                Ohio         Nationwide Life        Issuer of Life Insurance
        Account-4                                           Separate Account       Policies

    *   Nationwide VLI Separate                Ohio         Nationwide Life        Issuer of Life Insurance
        Account-5                                           Separate Account       Policies

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
         |                              |        |   |                              |
         |                 Cost         |        |   |                              |
         |                 ----         |        |   |                              |
         |SIC-100%         $10,000      |        |   |NC-100%                       |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |
         |             RP&C             |        |
         |         INTERNATIONAL        |        |
         |                              |        |
         |Common Stock:    1,050        |        |
         |------------     Shares       |---------
         |                              |
         |                 Cost         |
         |                 ----         |
         |Casualty-21.9%  $2,400,740    |
         |                              |
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,320,978,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    116,847,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,186 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.1%   $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16.1%       $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |                              |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            September 30, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $133,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  |                           |      |------------               | |      |                     |
   |  | NW Life-97.6%             |      |                           | |      |                     |
   |  | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |  -----------------------------      ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE COMMUNITY    |      |   NATIONWIDE FINANCIAL    | |
   |  |   DEVELOPMENT CORP., LLC  |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  | Units:                    |      |       OF NEW MEXICO       |--
    --| ------                    |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-67%               |      |                           |
      | NW Indemnity-33%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,320,978,093 |
                                                  |FIRE            649,510    116,847,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |  |  |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |  |  |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |  |  |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |  |  |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |                                 |                              |                   .            |
                               |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |  |  |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |  |  |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |  |  |                          |  |--
|                         |        |              Cost        |  |  |                        |  |  |                          |  |
|                         |        |              ----        |  |  |                        |  |  |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |  |  |CC-100%                   |  |
---------------------------        ----------------------------  |  --------------------------  |  ----------------------------  |
                                                                 |                              |                                |
                                   ----------------------------  |  --------------------------  |  ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |  |  |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |  |  |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |  |  |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |  |  |------------- Shares      |  |
                                   |              Cost        |     |                        |  |  |              Cost        |  |
                                   |              ----        |     |                        |  |  |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |  |  |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------  |  ----------------------------  |
                                                                                                |                                |
                                                                  ----------------------------  |  ----------------------------  |
                                                                  | VILLANOVA CAPITAL GLOBAL |  |  |         MORLEY &         |  |
                                                                  |TECH. LONG/SHORT FUND, LLC|  |  |     ASSOCIATES, INC.     |  |
                                                                  |                          |  |  |                          |  |
                                                                  |UNITS:                    |---  |Common Stock: 3,500       |--|
                                                                  |                          |        ----------- Shares      |
                                                                  |                          |     |              Cost        |
                                                                  |VSA-25%                   |     |              ----        |
                                                                  |FIRE-75%                  |     |Morley-100%   $1,000      |
                                                                  ----------------------------     ----------------------------



                                                                                                                            (Right)
















------------------------|------------------------------|------------------|-------------------|
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   -------------|----------------- |      -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $606,434,210 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                               |  |   ----------------------------
         ------------------------------ | |------------------------------ |  |   ----------------------------
         ------------------------------ | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             | |  |   |        SYSTEMS, INC.     |
         |       CORPORATION          | | |               Cost          | |  |   |                          |
         |NFS-100%                    | | |               ----          | |  |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    | |  |   |-------------             |
         ------------------------------ | |                             | |  |   |               Cost       |
         |    VILLANOVA MUTUAL FUND   | | |                             | |  |   |               ----       |
         |     CAPITAL TRUST (VMF)    | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |    |                            | --|                             | |  |   |                          |
    |    |                            | | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 | |      |------------              |
    |    ------------------------------ | |               Cost          | |      |               Cost       |
    |                                   | |               ----          | |      |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | ------------------------------- |      ----------------------------
    |    |        CAPITAL LLC         | |                                 |
    |    |                            | | ------------------------------- |      ----------------------------
    |....|                            | | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         |                            | | |     COMPANY OF NEVADA       | |      |                          |
         |                            | --|                             | |----- |                          |
         |                            | | |Common Stock:  40 Shares     |        |                          |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |        |                          |
         ------------------------------ | |               Cost          |        |CORP.-100%                |
                                        | |               ----          |        ----------------------------
         ------------------------------ | |Gates-100%     $93,750       |
         |     EXCALIBER FUNDING      | | -------------------------------
         |        CORPORATION         | |
---------|Common Stock: 1,000 Shares  | | -------------------------------
         |-------------               | | |       GATES MCDONALD        |
         |              Cost          | | |      HEALTH PLUS, INC.      |
         |              ----          | --|                             |
         |Morley-100%   $1,000        | | |Common Stock:  200 Shares    |
         ------------------------------ | |------------                 |
                                        | |               Cost          |
         ------------------------------ | |               ----          |
         |      CALIBER FUNDING       | | |Gates-100%     $2,000,000    |
         |        CORPORATION         | | -------------------------------
         |                            | |
---------|                            | | -------------------------------
         |                            | | |NEVADA INDEPENDENT COMPANIES-|
         | Morley-100%                | | |MANUFACTURING TRANSPORTATION |
         |                            | | |       AND DISTRIBUTION      |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
         ------------------------------ | |Common Stock:  1,000 Shares  |
         |      MORLEY RESEARCH       | | |------------                 |
         |      ASSOCIATES, LTD.      | | |                             |
---------|                            | | |Gates-100%                   |
         |Common Stock:  1,000 Shares | | -------------------------------
         |-------------               | |
         |               Cost         | | -------------------------------
         |               ----         | | |     NEVADA INDEPENDENT      |
         |Morley-100%    $1,000       | | |   COMPANIES-CONSTRUCTION    |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         |       MORLEY CAPITAL       | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       SEPTEMBER, 30, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |----|                                 |   |   |                                 |
      |                              |  |    |    | GISL - 99.99%                   |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GSL - .01%                      |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,320,978,093 |
                                           | FIRE         649,510      116,847,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $606,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE INVESTMENT LTD.    |        |
                |       |           (GIL)              |        |
                |-------|                              |        |------
                |       | GIM - 50%                    |        |
                |       | GNL - 50%                    |        |
                |       ---------------|----------------        |
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 50%                    |
                |       |                              |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSL - 50%                    |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |            SP. ZO.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |.|                               | |-|                               |
 |                            |                               | | |                               |
 |                            | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                            ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   | GUS - 50%            |   | PEL - 99.99%                  |                                      |                             |
   | GSL - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        September 30, 2001                   Page 3

Item 27.   NUMBER OF CONTRACT OWNERS
           The number of contract Owners of Qualified and Non-Qualified Contracts as of February 12, 2001 was 210 and 586, respectively.

Item 28.   INDEMNIFICATION
           Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   PRINCIPAL UNDERWRITER
           (a)(1)Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, and Nationwide VLI Separate Account-4 all of which are separate investment accounts of Nationwide or its affiliates.

           (b)(1)         NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS

                                                       POSITIONS AND OFFICES
    NAME AND BUSINESS ADDRESS                            WITH UNDERWRITER
    -------------------------                          ---------------------

 W.G. Jurgensen                              Chairman and Chief Executive Officer and
 One Nationwide Plaza                                        Director
 Columbus, OH 43215

 Joseph J. Gasper                                    Chairman of the Board and
 One Nationwide Plaza                                        Director
 Columbus, OH 43215

 Richard A. Karas                                   Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215

 Duane C. Meek                                               President
 One Nationwide Plaza
 Columbus, OH 43215

 Philip C. Gath                                              Director
 One Nationwide Plaza
 Columbus, OH 43215

 Susan A. Wolken                                             Director
 One Nationwide Plaza
 Columbus, OH 43215

 Robert A. Oakley                                   Executive Vice President --
 One Nationwide Plaza                                 Chief Financial Officer
 Columbus, OH 43215

 Robert J. Woodward, Jr.                            Executive Vice President --
 One Nationwide Plaza                                Chief Investment Officer
 Columbus, OH 43215

 Mark R. Thresher                               Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Barbara J. Shane                              Vice President -- Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215

 Alan A. Todryk                                      Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215

 John F. Delaloye                                       Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 Glenn W. Soden
 One Nationwide Plaza                         Associate Vice President and Secretary
 Columbus, OH 43215

 E. Gary Berndt                                         Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

                   NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS


                                                       POSITIONS AND OFFICES
    NAME AND BUSINESS ADDRESS                            WITH UNDERWRITER
    -------------------------                          ---------------------

 Carol L. Dove                            Associate Vice President -Treasury Services and
 One Nationwide Plaza                                   Assistant Treasurer
 Columbus, OH 43215

 Terry C. Smetzer                                       Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

           (c)(1)

NAME OF PRINCIPAL         NET UNDERWRITING     COMPENSATION ON    BROKERAGE       COMPENSATION
UNDERWRITER               DISCOUNTS AND        REDEMPTION OR      COMMISSIONS
                          COMMISSIONS          ANNUITIZATION
-----------------         ----------------     ---------------    -----------     ------------
Nationwide Investment     N/A                  N/A                N/A             N/A
Services Corporation

Item 30.   LOCATION OF ACCOUNTS AND RECORDS
           John Davis
           Nationwide Life Insurance Company
           One Nationwide Plaza
           Columbus, OH  43216

Item 31.   MANAGEMENT SERVICES
           Not Applicable


Item 32.   UNDERTAKINGS

           The Registrant hereby undertakes to:

           (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

           (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

           (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

           The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

           Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-6:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                   KPMG LLP

Columbus, Ohio
April 26, 2001

                                   SIGNATURES

      As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT - 6, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment - 11 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day of January, 2002.

                                          NATIONWIDE VARIABLE ACCOUNT-6
                                      -------------------------------------
                                                 (Registrant)

                                        NATIONWIDE LIFE INSURANCE COMPANY
                                      -------------------------------------
                                                  (Depositor)


                                            By /s/ STEVEN SAVINI, ESQ.
                                      -------------------------------------
                                              Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-effective Amendment has been signed by the following persons in the capacities indicated on the 22nd of January, 2002.


           SIGNATURE                            TITLE

LEWIS J. ALPHIN                                Director
---------------------------------
Lewis J. Alphin

A. I. BELL                                     Director
---------------------------------
A. I. Bell

YVONNE M. CURL                                 Director
---------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                               Director
---------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                 Director
---------------------------------
Keith W. Eckel

WILLARD J. ENGEL                               Director
---------------------------------
Willard J. Engel

FRED C. FINNEY                                 Director
---------------------------------
Fred C. Finney

JOSEPH J. GASPER                    President and Chief Operating
---------------------------------
Joseph J. Gasper                         Officer and Director

W.G. JURGENSEN                         Chief Executive Officer
---------------------------------
W.G. Jurgensen                               And Director

DAVID O. MILLER                       Chairman of the Board and
---------------------------------
David O. Miller                                Director

RALPH M. PAIGE                                 Director
---------------------------------
Ralph M. Paige

JAMES F. PATTERSON                             Director
---------------------------------
James F. Patterson

ARDEN L. SHISLER                               Director               By /s/ STEVEN SAVINI
---------------------------------                                       --------------------
Arden L. Shisler                                                            Steven Savini
                                                                           Attorney-in-Fact
ROBERT L. STEWART                              Director
---------------------------------
Robert L. Stewart